As filed with the Securities and Exchange Commission on April 28, 2010

File Nos. 333-165034

811-22392

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO. 1	☐
POST-EFFECTIVE AMENDMENT NO.	☐
and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 1	☐

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Stuart H. Coleman, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH THE PROVISIONS OF SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS DATED APRIL 28, 2010.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS A (CPXAX) AND CLASS C (CPXCX) SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

MAY 1, 2010

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SUMMARY SECTION

INVESTMENT OBJECTIVE

The investment objective of Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is to seek total return.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How To Purchase And Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You on page 20 of the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares on page 49 of the Fund’s statement of additional information (the SAI).

	Class A	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of the lessor of original purchase price or redemption proceeds)	None	1.00% in 1st year
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	2.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Class A	Class C
Management Fee	0.70%	0.70%
Distribution (12b-1) Fee	0.25%	0.75%
Other Expenses(1)	0.89%	0.89%
Service Fee	0.10%	0.25%

Total Annual Fund Operating Expenses	1.94%	2.59%
Fee Waiver / Expense Reimbursement(2)	(1.09)%	(1.09)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	0.85%	1.50%

(1)	Based on estimates for the current fiscal year.

(2)	Through April 30, 2011, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 0.85% for the Class A shares and 1.50% for the Class C shares (excluding certain expenses incurred in connection with the Fund’s investments in other investment companies). This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amounts shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

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EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the contractual agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$533	$931
Class C shares
Assuming redemption at the end of the period	253	702
Assuming no redemption at the end of the period	153	702

PORTFOLIO TURNOVER

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein.

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries.

The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund’s net assets in securities issued by companies domiciled in emerging market countries.

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. Below investment grade securities are also known as “high yield” or “junk” securities. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

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The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars. The Fund’s primary use of derivative contracts will be to enter into interest rate hedging transactions in order to reduce the interest rate risk inherent in the Fund’s investments.

The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Debt Securities Risk. Debt securities generally present two types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that a bond issuer will fail to timely pay interest and principal or that a bond’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Risk of Concentration in the Financials Sector. Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may

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be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Non-diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Fund intends to compare its performance to the Merrill Lynch Fixed Rate Preferred Index and a blended benchmark of 50% Merrill Lynch Fixed Rate Preferred Index (index of exchange-traded issues) and 50% Merrill Lynch Capital Securities Index (index of over-the-counter (OTC) issues). Comparison of Fund performance to appropriate indexes indicates how the Fund’s average annual returns compare with those of broad measures of market performance. Performance information will be available at cohenandsteers.com or by calling (800) 437-9912. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

INVESTMENT MANAGEMENT

ADVISOR

Cohen & Steers Capital Management, Inc.

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•	Martin Cohen—Director and Co-Chairman of the Fund. Mr. Cohen has been a portfolio manager of the Fund since inception.

•	Robert H. Steers—Director and Co-Chairman of the Fund. Mr. Steers has been a portfolio manager of the Fund since inception.

•	Joseph M. Harvey—Vice President of the Fund. Mr. Harvey has been a portfolio manager of the Fund since inception.

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•	William Scapell—Vice President of the Fund. Mr. Scapell has been a portfolio manager of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through the Distributor. For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

Please mail the signed Subscription Agreement to:

Boston Financial Data Services

Cohen & Steers Funds

P.O Box 8123

Boston, MA 02266-8123

Phone: (800)437-9912

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	an actively managed preferred security investment strategy;

•	to diversify your portfolio with an allocation to preferred securities; and

•	a fund offering the potential for both high current income and capital appreciation.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least two months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and—How to Sell Fund Shares.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is to seek total return. In pursuing total return, the Fund seeks high current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective primarily by investing in issues of preferred and debt securities believed to be undervalued relative to credit quality and other investment characteristics. In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or debt securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes.

The following are the Fund’s principal investment strategies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including:

•	Traditional preferred securities

•	Hybrid-preferred securities

•	Floating rate preferred securities

•	Corporate debt securities

•	Convertible securities

•	Securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred or debt securities as described herein

These preferred and debt securities may be across a wide range of sectors and industries.

Preferred Securities

There are two basic types of preferred securities, traditional preferred securities and hybrid-preferred securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds; therefore, the

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risks and potential rewards of investing in the Fund may at times be similar to the risks of investing in both equity funds and bond funds.

Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities. Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

The Fund intends to invest in both OTC and exchange-traded preferred securities. OTC issues are often referred to in the industry as “capital securities.” The Fund intends to invest in both taxable securities (i.e., securities that may pay dividends that are not eligible for the corporate dividends received deduction (DRD) for corporations or for treatment as qualified dividend income (QDI) for individuals) and tax advantaged preferred securities (i.e., securities that may pay dividends eligible for the DRD for corporations or for treatment as QDI for individuals), and generally will not be managed to seek tax-advantaged DRD or QDI. Pursuant to the DRD, corporations may generally deduct 70% of the income they receive from dividends on traditional preferred securities issued by domestic corporations that are paid out of earnings and profits of the issuer. However, not all traditional preferred securities pay dividends that are eligible for the DRD or QDI. Under current law, individuals will generally be taxed at long-term capital gain rates on QDI for taxable years beginning before January 1, 2011. There can be no assurance that favorable tax treatment of QDI will continue following December 31, 2010.

Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

Debt Securities

Debt securities in which the Fund may invest include corporate debt securities issued by U.S. and non-U.S. corporations, including U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations, U.S. dollar-denominated obligations of foreign issuers and debt obligations denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes, with the primary difference being their maturities and secured or unsecured status. Such corporate debt securities are fixed-income securities issued by businesses to finance their operations. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt or perpetual preferred securities that may be converted within a specified period of time into a certain amount of common stock or other

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equity security of the same or a different issuer at a predetermined price. In some cases, conversion may be mandatory. They also include debt securities with warrants or common stock attached and hybrid and synthetic securities combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

Investment Grade and Below Investment Grade Securities

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-. The lower of the equivalent rating from Standards & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P) (BBB-), Moody’s Investors Service, Inc. (Moody’s) (Baa3) or Fitch, Inc. (Fitch) (BBB-) is used for the purposes of this test. The Advisor will determine an equivalent rating for unrated securities. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. Below investment grade quality securities (below BBB- or Baa3), or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal.

The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

Concentration in Financials Sector

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including REITs) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries.

Foreign (Non-U.S.) Securities

The Fund may invest without limit in securities of non-U.S. companies, including 15% in securities of companies domiciled in emerging markets. Many foreign companies issue both foreign currency and U.S. dollar-denominated preferred and debt securities issued by U.S. companies. Those securities that are traded in the United States have characteristics that are similar to traditional and hybrid preferred securities. Many foreign issues pay dividends eligible for QDI, with its current maximum 15% federal tax rate for individuals. The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

Derivatives

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars. The Fund’s primary use of derivative contracts will be to enter

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into interest rate hedging transactions in order to reduce the interest rate risk inherent in the Fund’s investments. Derivative instruments, or “derivatives,” include instruments and contracts which are derived from and are valued in relation to one or more underlying securities, financial benchmarks or indexes and include, without limitation, swap agreements (including credit default swaps), futures contracts, forward contracts, options on futures or forward contracts, and listed or OTC put or call options on, or linked to the value of, any security, index or basket of securities, commodity or index or basket of commodities, interest rate or rates, currencies or other factors. Derivatives typically allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark or index at a fraction of the cost of acquiring, borrowing or selling short the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset.

Non-diversification

The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

In addition to the risks previously discussed in the Summary Section, the following also are risks of investing in the Fund:

INVESTMENT RISK

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

MARKET RISK

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

PREFERRED SECURITIES RISK

There are special risks associated with investing in preferred securities, including:

•

Deferral and Omission Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

•

Credit and Subordination Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•

Interest Rate Risk. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities

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generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.

•

Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.

•

Liquidity Risk. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•

Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

DEBT SECURITIES RISKS

There are special risks associated with investing in debt securities, including:

•

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•

Interest Rate. Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Debt securities with longer periods before maturity may be more sensitive to interest rate changes.

•

Call Risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•	Liquidity Risk. Certain debt securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the

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securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

RISK OF CONCENTRATION IN THE FINANCIALS SECTOR

Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In many countries, companies in the financials sector are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial companies has resulted in increased competition and reduced profitability for certain companies. The profitability of many types of financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

FOREIGN (NON-U.S.) SECURITIES RISK

The Fund may invest 100% of its net assets in non-U.S. securities. Investments in foreign securities involve certain risks not involved in domestic investments. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities often are volatile. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Generally, there is less publicly available information about foreign companies due to less rigorous disclosure or accounting standards and regulatory practices. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in foreign securities.

Investing in these foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

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•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	fluctuating interest rates;

•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund has significant investments in a geographic region or country, the Fund will be subject to the risks of adverse changes in that region or country.

EMERGING MARKETS RISK

Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

BELOW INVESTMENT GRADE SECURITIES RISK

Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

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DERIVATIVES RISK

Many of the risks applicable to trading the underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Additional risks associated with derivatives trading include:

Counterparty Risk. Because derivative transactions in which the Fund may engage may involve instruments that are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to enter into transactions only with counterparties which the Advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk. Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting the Fund to the potential of greater losses.

Financial Leverage Risk. Trading in derivative instruments can result in large amounts of financial leverage. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses experienced by the Fund and could cause the value of the Fund’s net assets to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature of derivative instruments.

Over-the-Counter Trading. Derivative instruments, such as swap agreements, that may be purchased or sold by the Fund may include instruments not traded on an exchange. The risk of nonperformance by the counterparty to an instrument may be greater than, and the ease with which the Fund can dispose of or enter into closing transactions with respect to an instrument may be less than, the risk associated with an exchange traded instrument. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions.

Tracking. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

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NON-DIVERSIFICATION RISK

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater market risk than other mutual funds.

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.

Equity Securities

The Fund may invest up to 20% of its net assets in common stocks, which represent residual ownership interest in issuers and include rights or warrants to purchase common stocks. Holders of common stocks are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. Their value also may decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Government Securities

The Fund may invest up to 20% of its net assets in government debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or a non-U.S. Government or its agencies or instrumentalities. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Other obligations of certain agencies and instrumentalities of the U.S. Government are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund might not be able to recover its investment from the U.S. Government.

Mortgaged and Asset-Backed Securities

The Fund may invest up to 20% of its net assets in mortgaged-backed and other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (SMBSs) and other securities that directly or indirectly represent a

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participation in or are secured by and payable from mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations. One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or IO class), while the other class will receive the entire principal (the principal-only, or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities.

Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or from prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, because in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.

When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.

Municipal Securities

The Fund may invest up to 20% of its net assets in municipal securities, which includes debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

The two major classifications of municipal securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with municipal securities, both within a particular classification and between classifications. The Fund does not anticipate meeting the requirements

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under the Internal Revenue Code of 1986, as amended (the Code) to pass through income from municipal securities as tax free to shareholders.

Investments in municipal securities may be affected significantly by economic, regulatory or political developments affecting the ability of an issuer to pay interest or repay principal. Certain issuers have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain issuers to pay principal or interest on their obligations.

Other Investment Companies

The Fund may invest in securities of other open- or closed-end investment companies, including registered investment companies that are exchange-traded funds (ETFs). ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. Most ETFs hold a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes, but these ETFs may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF.

The Fund may also invest a portion of its assets in pooled investment vehicles (other than investment companies). As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s or vehicle’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). The Fund will also incur brokerage costs when purchasing and selling shares of ETFs.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. Restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the SEC on Form N-CSR and such reports are made available at cohenandsteers.com in the “Our Funds” section, generally within 70 days after the end of each

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semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers Web site or by calling 800-330-7348.

MANAGEMENT OF THE FUND

THE ADVISOR

The Advisor, a registered investment advisor located at 280 Park Avenue, New York, New York 10017, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of March 31, 2010, the Advisor managed approximately $27.2 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.”

The Advisor is responsible for the overall management of the Fund’s portfolio. Under its investment advisory agreement (the Investment Advisory Agreement) with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Board of Directors of the Fund, may also be directors, officers or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 0.70% of the average daily net asset value (NAV) of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily NAV.

In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. The Fund pays the Advisor a monthly fee at the annual rate of 0.05% for administration services. A discussion regarding the Board of Directors’ basis for approving the Investment Advisory Agreement will be available in the Fund’s semi-annual report to shareholders (when available).

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS. Mr. Cohen also is a vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

•	Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS. Mr. Steers also is a vice president of the Distributor.

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•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•

William S. Scapell—Mr. Scapell is a vice president of the Fund. He joined the Advisor in 2003 and currently serves as senior vice president of the Advisor and CNS. Prior to joining the Advisor, Mr. Scapell was a director in the fixed-income research department of Merrill Lynch & Co., Inc., where he was also its chief strategist for preferred securities. Mr. Scapell is a Chartered Financial Analyst.

The Advisor utilizes a team-based approach in managing the Fund. Messrs. Cohen, Steers and Harvey are the leaders of this team. Mr. Scapell directs and supervises the execution of the Fund’s investment strategy, and leads and guides the other members of the investment team.

All of the Fund’s portfolio managers collaborate with respect to the process for allocating the Fund’s assets among the various sectors and industries.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form, less any applicable sales charge or redemption fee. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for each class by dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of that class.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions

18

change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Investments in open-end mutual funds are valued at their closing net asset value.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

The Fund reserves the right to reject or cancel any purchase order and to withdraw or suspend the offering of shares at any time. In addition, the Fund reserves the right to waive or change its minimum investment requirements. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

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PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

Mutual funds typically incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

• Initial Sales Loads	A percentage fee deducted from your initial investment.

• Contingent Deferred Sales Charges	A percentage fee deducted from your sales proceeds based on the length of time you own your shares.

• Distribution (12b-1) Fees	An annual percentage fee used to pay for distribution expenses.

• Service Fees	An annual percentage fee used to pay for the cost of servicing shareholder accounts.

• Redemption Fee	A percentage fee deducted from your redemption amount.

This Prospectus offers two separate classes of shares to give you flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Because each investor’s financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

CLASS A SHARES

•	Initial Sales Loads—The following initial sales loads apply to Class A shares:

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	None	None

*	“Offering Price” is the amount you actually pay for Fund shares; it includes the initial sales charge.

•

Contingent Deferred Sales Charge (CDSC)—None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.

•	Distribution (12b-1) Fees—0.25% of average daily net assets annually.

•	Service Fees—0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

•	you prefer to pay an initial sales load and have the benefit of lower continuing fees;

•	you expect to maintain your investment for an extended period of time; and

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•	you qualify for a reduced initial sales load due to the size of your investment.

Reducing Your Initial Sales Load. As shown in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

Aggregating Accounts. The size of the total investment applies to the total amount being invested by any person, which includes:

•	you, your spouse and children under the age of 21;

•	a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved; and

•	any U.S. bank or investment advisor purchasing shares for its investment advisory clients.

Rights of Accumulation. A person (defined above) may take into account not only the amount being invested, but also the current NAV of the shares of the Fund and shares of other Cohen & Steers open-end funds that impose sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.

To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, you must notify the Fund, your dealer or other financial intermediary at the time of purchase, and give information related to the other account(s).

Letter of Intention. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the Fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the Fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their NAV on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the Fund, Boston Financial Data Services (the Transfer Agent) or your dealer or financial intermediary may not maintain this information. Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.

The letter is not a binding obligation. However, 5% of the amount specified in the letter will be held in escrow, and if your purchases are less than the amount specified, the Fund will request that you remit the amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If this amount is not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if you had not submitted a letter. Please note that no retroactive adjustment will be made if purchases exceed the amount indicated in the letter.

At the time of your purchase, you must inform the Fund, your dealer or other financial intermediary of any other investment in the Fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the Fund, your dealer or other intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.

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You may obtain more information about sales charge reductions and waivers from cohenandsteers.com, the SAI or your dealer or financial intermediary.

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases). See the SAI for additional information on NAV Purchases.

The Fund will charge a redemption fee of 2.00% of the value of any Class A shares redeemed or exchanged within 60 days of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions) as described below under How to Sell Fund Shares—Payment of Redemption Proceeds.

Dealer Commission. The Distributor may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares of the Fund or another eligible fund, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a CDSC, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable CDSC that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The Transfer Agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the Fund’s minimum initial investment amount must be met at the time of reinstatement. For the purposes of the CDSC schedule, the holding period will continue as if the Class A shares had not been redeemed. The ability of a shareholder to utilize the reinstatement privilege is subject to the Fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in or has engaged in, market timing or other abusive trading practices.

CLASS C SHARES

•	Initial Sales Loads—None.

•	CDSC—You may pay a charge equal to 1% of the lesser of the current NAV of your shares or their original cost if you sell your shares within one year of their purchase.

•	Distribution (12b-1) Fees—0.75% of average daily net assets annually.

•	Service Fees—0.25% of average daily net assets annually.

You may want to purchase Class C shares if:

•	you prefer to have all of your assets invested initially; and

•	you are uncertain as to the length of time you intend to hold your shares of the Fund.

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The following is additional information about Class C shares:

Dealer Commission. The Distributor may pay a commission of up to 1% to dealers who sell Class C shares.

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter CDSC period, your investment will be subject to higher distribution fees for an indefinite period of time, and potentially cost you more than owning Class A shares.

Lower Dividends. The net income attributable to and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

DEALER COMPENSATION

Dealers will be paid a commission when you buy shares and may also be compensated through the distribution and service fees paid by the Fund. In addition, dealers may charge fees for administrative and other services that such dealers provide to Fund shareholders. These fees may be paid by the Advisor out of its own resources and/or by the Fund pursuant to a networking or sub-transfer agency arrangement. See Additional Information—Networking and Sub-Transfer Agency Fees.

A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All CDSCs will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

CLASS I SHARES

The Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares do not have a front-end sales load or a CDSC, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund’s Class I shares, contact the Fund or the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

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PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	name(s) in which shares are to be registered;

•	address;

•	social security or tax identification number (where applicable);

•	dividend payment election;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #99055287

Attn: Cohen & Steers Preferred Securities and Income Fund, Inc.

For further credit to: (Account name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement included in this Prospectus and mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement included in this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

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Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	account number;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #99055287

Attn: Cohen & Steers Preferred Securities and Income Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Purchases by ACH

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized automatic investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the Fund’s shares through authorized dealers and other financial intermediaries.

Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee in addition to the applicable initial sales charge.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions

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placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You also may purchase shares of the Fund directly through the Distributor by mailing a check made payable to Cohen & Steers Preferred Securities and Income Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Preferred Securities and Income Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. The Distributor will deduct any applicable sales charge from your payment.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included with this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. If you exchange Fund shares for shares of another Cohen & Steers open-end fund that imposes sales charges, you must exchange into shares of the same class of such other fund. In computing the holding period for purposes of the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange, assuming you exchange into shares of the same class. If you exchange Fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SsgA Money Market Fund (described below), then that exchange will be subject to any applicable CSDCs. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SsgA Money Market Fund for shares of the Fund, then that exchange will be subject to applicable initial sales charges.

The Fund will charge a 2.00% redemption fee on certain Class A exchange transactions. See How to Sell Fund Shares—Payment of Redemption Proceeds.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain

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dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days’ prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes that this shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers, other financial intermediaries or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of regular trading on the NYSE, generally 4:00 p.m., eastern time. Orders received after the close of regular trading on the NYSE will receive the NAV next determined.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption and exchange privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days’ notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Preferred Securities and Income Fund, Inc.

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A written redemption request must:

•	state the number of shares or dollar amount to be redeemed;

•	identify your account number and tax identification number; and

•	be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

OTHER REDEMPTION INFORMATION

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. However, if you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions as permitted by the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund (subject to the election described below). In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV at the beginning of the period.

The Fund will charge a redemption fee of 2.00% of the value of any Class A shares redeemed or exchanged within 60 days of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions) to certain investors that are authorized to purchase Class A shares at NAV without regard to investment amount. Because the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for costs imposed when NAV Purchases are redeemed shortly after the purchase. For purposes of calculating the redemption fee, Class A shares that are held longer than 60 days, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may not apply to

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redemptions or exchanges of shares: (i) held in certain omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts, (ii) held through firm-sponsored, discretionary asset allocation or wrap programs or other fee-based programs that utilize a periodic rebalancing of assets and that the Fund determines are not designed to facilitate short-term trading, (iii) due to the death or disability of a shareholder, (iv) in connection with required distributions and certain other transactions in an individual retirement account or qualified retirement plan and (v) redemption of shares by certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the Fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

If your shares are held through a financial intermediary in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. The application of redemption fees and exemptions may vary and certain intermediaries may not apply the exceptions listed above. If you invest through a financial intermediary, please contact your intermediary for more information regarding when redemption fees will be applied to the redemption of your shares.

Signature Guarantee. You may need to have your signature guaranteed (STAMP 2000 Medallion) in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);

•	sending redemption proceeds to any person, address or bank account not on record; and

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. A Signature Validation Program (SVP) stamp may be accepted for certain non-financial shareholder account changes.

Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days’ notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors with investment horizons of at least two months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, market timing is a concern for

29

the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a shareholder may make, although the Fund reserves the right to reject or refuse any purchase request (including those that are part of exchange activity) that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

The following transactions are excluded when determining whether trading activity is excessive: (i) transfers associated with systematic purchases or redemptions; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the Fund charges a 2.00% redemption fee on certain redemptions and this fee is intended to compensate the Fund for the costs that short-term investors impose. The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of the Fund shares who hold those shares through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.

In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

ADDITIONAL INFORMATION

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a Distribution Plan), which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this Distribution Plan, the Fund may pay the Distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund’s net assets attributable to the Class A shares and

30

0.75% of the average daily value of the Fund’s net assets attributable to the Class C shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of Prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. The Distributor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in any fiscal year of the Fund, which are not reimbursed from payments under the Distribution Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

SHAREHOLDER SERVICES PLAN

The Fund has adopted a shareholder services plan, pursuant to which the Fund pays the Distributor a fee at an annual rate of up to 0.10% of the average daily NAV of the Fund’s Class A shares and up to 0.25% of the average daily NAV of the Fund’s Class C shares for shareholder account service and maintenance. Under this plan, the Fund or the Distributor may enter into agreements with qualified financial institutions to provide these shareholder services, and the Distributor is responsible for payment to the financial institutions. Services provided may vary based on the services offered by your financial institution and the class of shares in which you invest. You should contact your financial institution about services offered and which share class is best for you.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by such financial intermediaries, or (2) the number of Fund shareholders serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, distribution or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency at its own expense and out of its own profits.

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive. For further details, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay its first dividend 90 days after the commencement date and then monthly thereafter. Dividends will be paid from the Fund’s investment income. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer

31

Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

TAX CONSIDERATIONS

The following tax discussion assumes you are a U.S. shareholder. This discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate DRD. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from QDI will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs will generally not be treated as QDI. There can be no assurance that favorable tax treatment of QDI will continue following December 31, 2010. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to QDI. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares. If you buy shares of the Fund when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

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We may be required to withhold U.S. federal income tax from all taxable distributions and redemptions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Certain dividends and other distributions received from sources outside the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may make an election to pass through to its shareholders the amount of foreign taxes paid by it.

The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the Fund will not be required to pay U.S. federal income taxes on any income it distributes to shareholders. Additionally, if the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the Fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

A non-resident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (foreign shareholders) are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on Subscription Agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC and the Cohen & Steers Funds.

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We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at (800) 330-7348. We will be happy to review, correct or update your personal or account information.

COMPOSITE PERFORMANCE OF ADVISOR

The following is not the Fund’s performance and is not indicative of the future performance of the Fund. The returns shown represent the performance of all discretionary accounts (the Composite), in each case comprised of all accounts of the Advisor with investment objectives, policies and strategies substantially similar to those of the Fund.

Returns are presented gross and net of management fees and include the reinvestment of all income. Net of fees performance was calculated by deducting actual fees charged to accounts included in the Composite, except custodian fees of separately managed accounts. However, the Fund bears fees and operational expenses not typically borne by managed accounts (including distribution fees of the Fund’s Class A and Class C shares); therefore, if the actual fees and expenses of the Fund were reflected, performance would be lower.

The Fund’s performance will be different from the Composite’s performance due to factors such as differences in cash flows into and out of the Fund, and portfolio sizes, which may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Fund and the accounts included in the Composite have substantially similar investment objectives, policies and strategies. In addition, certain accounts included in the Composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, can have a negative impact on performance. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Composite results are dollar-weighted, based upon beginning period market values, and are asset-weighted according to each constituent account’s respective asset size. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds, which is based on daily net asset value and is not expressed as a composite.

34

Average Annual Total Returns

Periods Ended March 31, 2010

	1 Year	3 Years
Cohen & Steers Composite (Net)	88.61%	3.87%
Cohen & Steers Composite (Gross)	89.16%	4.20%
Merrill Lynch Fixed Rate Preferred Index**	65.08%	(6.17)%
50% Merrill Lynch Fixed Rate Preferred Index (exchange-traded) and 50% Merrill Lynch Capital Securities Index (OTC)**	80.86%	(1.88)%

*	Inception date of the Advisor’s preferred strategy was March 31, 2007.
**	The Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.

FINANCIAL HIGHLIGHTS

The Fund is a newly organized mutual fund so financial highlights are not yet available.

35

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Preferred Securities and Income Fund, Inc., the following documents are available to you without any charge either upon request or at cohenandsteers.com:

•

Annual/Semi-Annual Reports—Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance during its most recent fiscal period.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make any other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Preferred Securities and Income Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	cohenandsteers.com

This information may also be available from your broker or financial intermediary. In addition, information about the Fund (including the Fund’s SAI) may also be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

•	By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-22392

CPXAXPRO

SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS DATED APRIL 28, 2010.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS I (CPXIX) SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

MAY 1, 2010

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SUMMARY SECTION

INVESTMENT OBJECTIVE

The investment objective of Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is to seek total return.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Class I
Management Fee	0.70%
Other Expenses(1)	0.89%

Total Annual Fund Operating Expenses	1.59%
Fee Waiver / Expense Reimbursement(2)	(1.09)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	0.50%

(1)	Based on estimates for the current fiscal year.

(2)	Through April 30, 2011, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 0.50% for the Class I shares (excluding certain expenses incurred in connection with the Fund’s investments in other investment companies). This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment management agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the contractual agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I shares	$51	$395

PORTFOLIO TURNOVER

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; and securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred and/or debt securities as described herein.

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries.

The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund’s net assets in securities issued by companies domiciled in emerging market countries.

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB–. Although a company’s senior debt rating may be BBB–, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB–. Below investment grade securities are also known as “high yield” or “junk” securities. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

The Fund is authorized to purchase, sell or enter into any derivative contract, transaction or instrument or option on a derivative contract, without limitation, including various interest rate transactions such as swaps, caps, floors or collars. The Fund’s primary use of derivative contracts will be to enter into interest rate hedging transactions in order to reduce the interest rate risk inherent in the Fund’s investments.

The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Debt Securities Risk. Debt securities generally present two types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that a bond issuer will fail to timely pay interest and principal or that a bond’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Risk of Concentration in the Financials Sector. Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. A small number of companies representing a limited number of industries may account for a significant percentage of an emerging market country’s overall market and trading volume. Emerging market countries may have political and social uncertainties, and their economies may be over-dependent on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices. Emerging market countries may have overburdened infrastructure and obsolete or unseasoned financial systems, environmental problems, less developed legal systems and less reliable custodial services and settlement practices.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Non-diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3

FUND PERFORMANCE

Because the Fund has not commenced investment operations prior to the date of this Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. The Fund intends to compare its performance to the Merrill Lynch Fixed Rate Preferred Index and a blended benchmark of 50% Merrill Lynch Fixed Rate Preferred Index (index of exchange-traded issues) and 50% Merrill Lynch Capital Securities Index (index of over-the-counter (OTC) issues). Comparison of Fund performance to appropriate indexes indicates how the Fund’s average annual returns compare with those of broad measures of market performance. Performance information will be available at cohenandsteers.com or by calling (800) 437-9912. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

INVESTMENT MANAGEMENT

ADVISOR

Cohen & Steers Capital Management, Inc.

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•	Martin Cohen—Director and Co-Chairman of the Fund. Mr. Cohen has been a portfolio manager of the Fund since inception.

•	Robert H. Steers—Director and Co-Chairman of the Fund. Mr. Steers has been a portfolio manager of the Fund since inception.

•	Joseph M. Harvey—Vice President of the Fund. Mr. Harvey has been a portfolio manager of the Fund since inception.

•	William Scapell—Vice President of the Fund. Mr. Scapell has been a portfolio manager of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

You may open an account with the Fund with a minimum investment of $1,000,000. If you are a registered advisor, you may open a Class I account with the Fund with an aggregate minimum investment of $1,000,000. Shareholders previously invested in the Fund at the prior minimum investment of $100,000 will continue to be permitted to remain shareholders of the Fund and to make additional investments in the Fund. Additional investments must be at least $500. We are free to reject any purchase order, and we reserve the right to waive or change these minimum investment requirements.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through the Distributor. For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

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Please mail the signed Subscription Agreement to:

Boston Financial Data Services

Cohen & Steers Funds

P.O. Box 8123

Boston, MA 02266-8123

Phone: (800) 437-9912

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	an actively managed preferred security investment strategy;

•	to diversify your portfolio with an allocation to preferred securities; and

•	a fund offering the potential for both high current income and capital appreciation.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least two months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and—How to Sell Fund Shares.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is to seek total return. In pursuing total return, the Fund seeks high current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objective.

5

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective primarily by investing in issues of preferred and debt securities believed to be undervalued relative to credit quality and other investment characteristics. In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or debt securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes.

The following are the Fund’s principal investment strategies.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including:

•	Traditional preferred securities

•	Hybrid-preferred securities

•	Floating rate preferred securities

•	Corporate debt securities

•	Convertible securities

•	Securities of other open-end, closed-end or exchange-traded funds that invest primarily in preferred or debt securities as described herein

These preferred and debt securities may be across a wide range of sectors and industries.

Preferred Securities

There are two basic types of preferred securities, traditional preferred securities and hybrid-preferred securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks of investing in both equity funds and bond funds.

Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities. Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated

6

debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

The Fund intends to invest in both OTC and exchange-traded preferred securities. OTC issues are often referred to in the industry as “capital securities.” The Fund intends to invest in both taxable securities (i.e., securities that may pay dividends that are not eligible for the corporate dividends received deduction (DRD) for corporations or for treatment as qualified dividend income (QDI) for individuals) and tax advantaged preferred securities (i.e., securities that may pay dividends eligible for the DRD for corporations or for treatment as QDI for individuals), and generally will not be managed to seek tax-advantaged DRD or QDI. Pursuant to the DRD, corporations may generally deduct 70% of the income they receive from dividends on traditional preferred securities issued by domestic corporations that are paid out of earnings and profits of the issuer. However, not all traditional preferred securities pay dividends that are eligible for the DRD or QDI. Under current law, individuals will generally be taxed at long-term capital gain rates on QDI for taxable years beginning before January 1, 2011. There can be no assurance that favorable tax treatment of QDI will continue following December 31, 2010.

Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

Debt Securities

Debt securities in which the Fund may invest include corporate debt securities issued by U.S. and non-U.S. corporations, including U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations, U.S. dollar-denominated obligations of foreign issuers and debt obligations denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes, with the primary difference being their maturities and secured or unsecured status. Such corporate debt securities are fixed-income securities issued by businesses to finance their operations. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt or perpetual preferred securities that may be converted within a specified period of time into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. In some cases, conversion may be mandatory. They also include debt securities with warrants or common stock attached and hybrid and synthetic securities combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

Investment Grade and Below Investment Grade Securities

The Fund may invest in investment grade as well as below investment grade securities and, although not required to do so, will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-. The lower of the equivalent rating from Standards & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P) (BBB-), Moody’s Investors

7

Service, Inc. (Moody’s) (Baa3) or Fitch, Inc. (Fitch) (BBB-) is used for the purposes of this test. The Advisor will determine an equivalent rating for unrated securities. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. Below investment grade quality securities (below BBB- or Baa3), or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal.

The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities.

Concentration in Financials Sector

The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including REITs) and insurance industries. From time to time, the Fund may have 25% of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries.

Foreign (Non-U.S.) Securities

The Fund may invest without limit in securities of non-U.S. companies, including 15% in securities of companies domiciled in emerging markets. Many foreign companies issue both foreign currency and U.S. dollar-denominated preferred and debt securities issued by U.S. companies. Those securities that are traded in the United States have characteristics that are similar to traditional and hybrid preferred securities. Many foreign issues pay dividends eligible for QDI, with its current maximum 15% federal tax rate for individuals.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

Derivatives

The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars. The Fund’s primary use of derivative contracts will be to enter into interest rate hedging transactions in order to reduce the interest rate risk inherent in the Fund’s investments. Derivative instruments, or “derivatives,” include instruments and contracts which are derived from and are valued in relation to one or more underlying securities, financial benchmarks or indexes and include, without limitation, swap agreements (including credit default swaps), futures contracts, forward contracts, options on futures or forward contracts, and listed or OTC put or call options on, or linked to the value of, any security, index or basket of securities, commodity or index or basket of commodities, interest rate or rates, currencies or other factors. Derivatives typically allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark or index at a fraction of the cost of acquiring, borrowing or selling short the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset.

8

Non-diversification

The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

In addition to the risks previously discussed in the Summary Section, the following also are risks of investing in the Fund:

INVESTMENT RISK

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

MARKET RISK

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

PREFERRED SECURITIES RISK

There are special risks associated with investing in preferred securities, including:

•

Deferral and Omission Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

•

Credit and Subordination Risk. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•

Interest Rate Risk. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Preferred securities with longer periods before maturity may be more sensitive to interest rate changes.

•

Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market interest rates that are below the portfolio’s current earnings rate.

9

•

Liquidity Risk. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•

Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

DEBT SECURITIES RISKS

There are special risks associated with investing in debt securities, including:

•

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•

Interest Rate. Interest rate risk is the risk that debt securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Debt securities with longer periods before maturity may be more sensitive to interest rate changes.

•

Call Risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•

Liquidity Risk. Certain debt securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•

U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

•

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In

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addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

RISK OF CONCENTRATION IN THE FINANCIALS SECTOR

Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In many countries, companies in the financials sector are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial companies has resulted in increased competition and reduced profitability for certain companies. The profitability of many types of financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

FOREIGN (NON-U.S.) SECURITIES RISK

The Fund may invest 100% of its net assets in non-U.S. securities. Investments in foreign securities involve certain risks not involved in domestic investments. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities often are volatile. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Generally, there is less publicly available information about foreign companies due to less rigorous disclosure or accounting standards and regulatory practices. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in foreign securities.

Investing in these foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	fluctuating interest rates;

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•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from these foreign securities may not be eligible for the special tax treatment applicable to qualified income.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund has significant investments in a geographic region or country, the Fund will be subject to the risks of adverse changes in that region or country.

EMERGING MARKETS RISK

Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

BELOW INVESTMENT GRADE SECURITIES RISK

Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

DERIVATIVES RISK

Many of the risks applicable to trading the underlying asset are also applicable to derivatives trading. However, there are a number of additional risks associated with derivatives trading. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Additional risks associated with derivatives trading include:

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Counterparty Risk. Because derivative transactions in which the Fund may engage may involve instruments that are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to enter into transactions only with counterparties which the Advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk. Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting the Fund to the potential of greater losses.

Financial Leverage Risk. Trading in derivative instruments can result in large amounts of financial leverage. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses experienced by the Fund and could cause the value of the Fund’s net assets to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature of derivative instruments.

Over-the-Counter Trading. Derivative instruments, such as swap agreements, that may be purchased or sold by the Fund may include instruments not traded on an exchange. The risk of nonperformance by the counterparty to an instrument may be greater than, and the ease with which the Fund can dispose of or enter into closing transactions with respect to an instrument may be less than, the risk associated with an exchange traded instrument. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions.

Tracking. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

NON-DIVERSIFICATION RISK

Because the Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater market risk than other mutual funds.

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ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.

Equity Securities

The Fund may invest up to 20% of its net assets in common stocks, which represent residual ownership interest in issuers and include rights or warrants to purchase common stocks. Holders of common stocks are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred stockholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. Their value also may decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, their value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Government Securities

The Fund may invest up to 20% of its net assets in government debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or a non-U.S. Government or its agencies or instrumentalities. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity. Other obligations of certain agencies and instrumentalities of the U.S. Government are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund might not be able to recover its investment from the U.S. Government.

Mortgaged and Asset-Backed Securities

The Fund may invest up to 20% of its net assets in mortgaged-backed and other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (CMOs), commercial mortgage-backed securities (CMBSs), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (SMBSs) and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations. One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or IO class), while the other class will receive the entire principal (the principal-only, or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of

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principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities.

Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or from prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, because in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.

When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.

Municipal Securities

The Fund may invest up to 20% of its net assets in municipal securities, which includes debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

The two major classifications of municipal securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with municipal securities, both within a particular classification and between classifications. The Fund does not anticipate meeting the requirements under the Internal Revenue Code of 1986, as amended (the Code) to pass through income from municipal securities as tax free to shareholders.

Investments in municipal securities may be affected significantly by economic, regulatory or political developments affecting the ability of an issuer to pay interest or repay principal. Certain issuers have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain issuers to pay principal or interest on their obligations.

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Other Investment Companies

The Fund may invest in securities of other open- or closed-end investment companies, including registered investment companies that are exchange-traded funds (ETFs). ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. Most ETFs hold a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes, but these ETFs may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF.

The Fund may also invest a portion of its assets in pooled investment vehicles (other than investment companies). As a stockholder in an investment company or other pooled vehicle, the Fund will bear its ratable share of that investment company’s or vehicle’s expenses, and would remain subject to payment of the fund’s or vehicle’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies or vehicles. In addition, the securities of other investment companies or pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the investment company’s or pooled vehicle’s strategy). The Fund will also incur brokerage costs when purchasing and selling shares of ETFs.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. Restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the SEC on Form N-CSR and such reports are made available at cohenandsteers.com in the “Our Funds” section, generally within 70 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers Web site or by calling 800-330-7348.

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MANAGEMENT OF THE FUND

THE ADVISOR

The Advisor, a registered investment advisor located at 280 Park Avenue, New York, New York 10017, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of March 31, 2010, the Advisor managed approximately $27.2 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.”

The Advisor is responsible for the overall management of the Fund’s portfolio. Under its investment advisory agreement (the Investment Advisory Agreement) with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Board of Directors of the Fund, may also be directors, officers or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 0.70% of the average daily net asset value (NAV) of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily NAV.

In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. The Fund pays the Advisor a monthly fee at the annual rate of 0.05% for administration services. A discussion regarding the Board of Directors’ basis for approving the Investment Advisory Agreement will be available in the Fund’s semi-annual report to shareholders (when available).

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS. Mr. Cohen also is a vice president of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).

•	Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS. Mr. Steers also is a vice president of the Distributor.

•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•	William S. Scapell—Mr. Scapell is a vice president of the Fund. He joined the Advisor in 2003 and currently serves as senior vice president of the Advisor and CNS. Prior to joining the Advisor,

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Mr. Scapell was a director in the fixed-income research department of Merrill Lynch & Co., Inc., where he was also its chief strategist for preferred securities. Mr. Scapell is a Chartered Financial Analyst.

The Advisor utilizes a team-based approach in managing the Fund. Messrs. Cohen, Steers and Harvey are the leaders of this team. Mr. Scapell directs and supervises the execution of the Fund’s investment strategy, and leads and guides the other members of the investment team.

All of the Fund’s portfolio managers collaborate with respect to the process for allocating the Fund’s assets among the various sectors and industries.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem the Fund’s Class I shares is the NAV of the shares next determined after we receive your order in proper form, less any redemption fee. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for the Class I shares by dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of Class I shares then outstanding.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If

18

there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Investments in open-end mutual funds are valued at their closing net asset value.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

The Fund reserves the right to reject or cancel any purchase order and to withdraw or suspend the offering of shares at any time. In addition, the Fund reserves the right to waive or change its minimum investment requirements. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

•

retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts (IRA) from such plans;

•	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor;

•	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs from such institutional advisory accounts;

•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion

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in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 plan fee;

•

registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; and

•	such other investors that qualify for the minimum purchase amount and are approved by the Distributor.

PURCHASE MINIMUMS

The Fund may waive the minimum investment for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers, in purchasing Class I shares.

ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A and Class C shares, which are described in a separate prospectus. To obtain a prospectus for these classes, contact Boston Financial Data Services (the Transfer Agent) by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	name(s) in which shares are to be registered;

•	address;

•	social security or tax identification number (where applicable);

•	dividend payment election;

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•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #99055287

Attn: Cohen & Steers Preferred Securities and Income Fund, Inc.

For further credit to: (Account name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement included in this Prospectus and mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	account number;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

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State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA #99055287

Attn: Cohen & Steers Preferred Securities and Income Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Purchases by ACH

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized automatic investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the Fund’s shares through authorized dealers and other financial intermediaries. Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You also may purchase shares of the Fund directly through the Distributor by mailing a check made payable to Cohen & Steers Preferred Securities and Income Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Preferred Securities and Income Fund, Inc., c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the

22

Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included with this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. If you exchange Fund shares for shares of another Cohen & Steers open-end fund, you must exchange into shares of the same class of such other fund.

The Fund will charge you a redemption fee of 2.00% if you exchange shares within 60 days of the time you purchased them (other than those shares acquired through reinvestment of dividends and other distributions). See How to Sell Fund Shares—Payment of Redemption Proceeds.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days’ prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes that this shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers, other financial intermediaries or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to any other charges described in this Prospectus.

Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

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Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of regular trading on the NYSE, generally 4:00 p.m., eastern time. Orders received after the close of regular trading on the NYSE will receive the NAV next determined.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption and exchange privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days’ notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123 Boston,

Massachusetts 02266-8123

Attn: Cohen & Steers Preferred Securities and Income Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed;

•	identify your account number and tax identification number; and

•	be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

OTHER REDEMPTION INFORMATION

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. However, if you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for

24

redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions as permitted by the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund (subject to the election described below). In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV at the beginning of the period.

The Fund will charge a redemption fee of 2.00% of the value of shares redeemed or exchanged within 60 days of the time you purchased them (other than those shares acquired through reinvestment of dividends or other distributions). Because the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for costs imposed when NAV Purchases are redeemed shortly after the purchase. For purposes of calculating the redemption fee, shares that are held longer than 60 days, and shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may not apply to redemptions or exchanges of shares: (i) held in certain omnibus accounts, including retirement, pension, profit sharing and other qualified plans, as well as bank or trust company accounts, (ii) held through firm-sponsored, discretionary asset allocation or wrap programs or other fee-based programs that utilize a periodic rebalancing of assets and that the Fund determines are not designed to facilitate short-term trading, (iii) due to the death or disability of a shareholder, (iv) in connection with required distributions and certain other transactions in an individual retirement account or qualified retirement plan and (v) redemption of shares by certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the Fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

If your shares are held through a financial intermediary in an omnibus or other group account, the Fund relies on the financial intermediary to assess the redemption fee on underlying shareholder accounts. The application of redemption fees and exemptions may vary and certain intermediaries may not apply the exceptions listed above. If you invest through a financial intermediary, please contact your intermediary for more information regarding when redemption fees will be applied to the redemption of your shares.

Signature Guarantee. You may need to have your signature guaranteed (STAMP 2000 Medallion) in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);

•	sending redemption proceeds to any person, address or bank account not on record; and

25

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Fund. The Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. A Signature Validation Program (SVP) stamp may be accepted for certain non-financial shareholder account changes.

Redemption of Small Accounts. If your Fund account has a value of $1,000,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days’ notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors with investment horizons of at least two months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, market timing is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of Fund shares a shareholder may make, although the Fund reserves the right to reject or refuse any purchase request (including those that are part of exchange activity) that could adversely affect the Fund or its operations. If, based on these procedures, the Advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

The following transactions are excluded when determining whether trading activity is excessive (i) transfers associated with systematic purchases or redemptions; (ii) transactions through firm-sponsored discretionary asset allocation or wrap programs and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the Fund charges a 2.00% redemption fee on certain redemptions and this fee is intended to compensate the Fund for the costs that short- term investors impose. The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all

26

cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of the Fund shares who hold those shares through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account. In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

ADDITIONAL INFORMATION

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by such financial intermediaries, or (2) the number of Fund shareholders serviced by such financial intermediaries. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency at its own expense and out of its own profits.

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive. For further details, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay its first dividend 90 days after commencement date and then monthly thereafter. Dividends will be paid from the Fund’s investment income. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected on your Subscription Agreement to have them paid to you in cash.

TAX CONSIDERATIONS

The following tax discussion assumes you are a U.S. shareholder. This discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the

27

corporate DRD. In addition, for taxable years beginning on or before December 31, 2010, distributions of investment company taxable income designated by the Fund as derived from QDI will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs will generally not be treated as QDI. There can be no assurance that favorable tax treatment of QDI will continue following December 31, 2010. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to QDI. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your tax basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares. If you buy shares of the Fund when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions and redemptions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Certain dividends and other distributions received from sources outside the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may make an election to pass through to its shareholders the amount of foreign taxes paid by it.

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The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the Fund will not be required to pay U.S. federal income taxes on any income it distributes to shareholders. Additionally, if the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the Fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes.

You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

A non-resident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (foreign shareholders) are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on Subscription Agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at (800)330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC and the Cohen & Steers Funds.

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COMPOSITE PERFORMANCE OF ADVISOR

The following is not the Fund’s performance and is not indicative of the future performance of the Fund. The returns shown represent the performance of all discretionary accounts (the Composite), in each case comprised of all accounts of the Advisor with investment objectives, policies and strategies substantially similar to those of the Fund.

Returns are presented gross and net of management fees and include the reinvestment of all income. Net of fees performance was calculated by deducting actual fees charged to accounts included in the Composite, except custodian fees of separately managed accounts. However, the Fund bears fees and operational expenses not typically borne by managed accounts (including distribution fees of the Fund’s Class A and Class C shares); therefore, if the actual fees and expenses of the Fund were reflected, performance would be lower.

The Fund’s performance will be different from the Composite’s performance due to factors such as differences in cash flows into and out of the Fund, and portfolio sizes, which may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. However, such differences do not alter the conclusion that the Fund and the accounts included in the Composite have substantially similar investment objectives, policies and strategies. In addition, certain accounts included in the Composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, can have a negative impact on performance. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Composite results are dollar-weighted, based upon beginning period market values, and are asset weighted according to each constituent account’s respective asset size. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds, which is based on daily net asset value and is not expressed as a composite.

Average Annual Total Returns

Periods Ended March 31, 2010

	1 Year	3 Years
Cohen & Steers Composite (Net)	88.61%	3.87%
Cohen & Steers Composite (Gross)	89.16%	4.20%
Merrill Lynch Fixed Rate Preferred Index**	65.08%	-6.17%
50% Merrill Lynch Fixed Rate Preferred Index (exchange-traded) and 50% Merrill Lynch Capital Securities Index (OTC)**	80.86%	(1.88)%

*	Inception date of the Advisor’s preferred strategy was March 31, 2007.
**	The Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The BofA Merrill Lynch US Capital Securities Index is a subset of The BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities.

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FINANCIAL HIGHLIGHTS

The Fund is a newly organized mutual fund so financial highlights are not yet available.

31

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Preferred Securities and Income Fund, Inc., the following documents are available to you without any charge either upon request or at cohenandsteers.com:

•

Annual/Semi-Annual Reports—Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund’s performance during its most recent fiscal period.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make any other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Preferred Securities and Income Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	cohenandsteers.com

This information may also be available from your broker or financial intermediary. In addition, information about the Fund (including the Fund’s SAI) may also be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

•	By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-22392

CPXIX

SUBJECT TO COMPLETION DATED APRIL 28, 2010

The Information in this statement of additional information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

280 PARK AVENUE

NEW YORK, NEW YORK 10017

(800) 437-9912

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2010

This Statement of Additional Information (SAI) is not a Prospectus, but should be read in conjunction with the Prospectus for the Class A shares (CPXAX) and Class C shares (CPXCX) of Cohen & Steers Preferred Securities and Income Fund, Inc. and the Prospectus for the Class I shares (CPXIX) of Cohen & Steers Preferred Securities and Income Fund, Inc., each dated the same date as this SAI, as supplemented from time to time (together, the Prospectuses). This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of the SAI, Prospectuses and Annual and Semi-Annual Reports (when available) may be obtained free of charge by writing to the address or calling the phone number shown above or by visiting cohenandsteers.com.

STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) is a non-diversified open-end, management investment company organized as a Maryland corporation on February 22, 2010.

Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. No investment in the shares of the Fund should be made without first reading the Prospectuses.

INVESTMENT STRATEGIES AND POLICIES

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the information set forth in the Prospectuses relating to the Fund’s investments and risks. Except as otherwise provided in the Prospectuses or as discussed below, the Fund’s investment objective, strategies and policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment objective or policies without written notice to shareholders. In addition, shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment policy of investing at least 80% of its net assets in a portfolio of preferred and debt securities as described in the Prospectuses. Amounts borrowed for investment purposes, if any, will be included for purposes of this 80% policy.

PREFERRED SECURITIES

There are two basic types of preferred securities, traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating rate dividends, are perpetual instruments and considered equity securities. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid-preferred securities are considered debt securities. Due to their similar attributes, the Advisor also considers senior debt perpetual issues, certain securities with convertible features as well as exchange-listed senior debt issues that trade with attributes of exchange-listed perpetual and hybrid-preferred securities to be part of the broader preferred securities market.

Traditional Preferred Securities. Traditional preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. The Fund may invest in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any missed payments to its stockholders. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common shares to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common shares.

Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Pursuant to the dividends received deduction (the DRD), corporations may generally deduct 70% of the income they receive from dividends on traditional preferred securities issued by domestic corporations that are paid out of earnings and profits of the issuer. However, not all traditional preferred securities pay dividends that are eligible for the DRD, including preferred securities issued by real estate investment trusts (REITs). Under current law, individuals will generally be taxed at long-term capital gain rates on qualified dividend income (QDI) for taxable years beginning before January 1, 2011. There can be no assurance that favorable tax treatment of QDI will continue following December 31, 2010. However, not all traditional preferred securities will provide significant benefits under the rules relating to QDI, including preferred securities issued by REITs.

Hybrid-preferred Securities. Hybrid-preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid-preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Hybrid-preferred securities include, but are not limited to, trust preferred securities (TRUPS®); enhanced trust preferred securities (Enhanced TRUPS®); trust-originated preferred securities (TOPrS®); monthly-income preferred securities (MIPS®); quarterly-income bond securities (QUIBS®); quarterly-income debt securities (QUIDS®); quarterly-income preferred securities (QUIPSSM); corporate trust securities (CorTS®); public income notes (PINES®); and other hybrid-preferred securities.(1)

Hybrid-preferred securities are typically issued with a final maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the hybrid-preferred securities are generally treated as interest rather than dividends for U.S. federal income tax purposes and, as such, are not eligible for the DRD or the reduced rates of tax that apply to qualified dividend income. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common stockholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred security has a credit rating that is lower than that of its corresponding operating company’s senior debt securities.

Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to other preferred securities such as maturities ranging from 30 years to perpetuity, call features, quarterly payments, exchange listings and the inclusion of accrued interest in the trading price.

In some cases traditional and hybrid securities may include loss absorption provisions that make the securities more equity like. This is particularly true in the financials sector, the largest preferred issuer segment. Events in global financial markets in recent periods have caused regulators to review the function and structure of preferred securities more closely. While loss absorption language is relatively rare in the preferred market today, it may become much more prevalent.

In one version of a preferred security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances. This may occur, for instance, in the event that business losses have eroded capital to a substantial extent. The write down of the par value would occur automatically and would not entitle the holders to seek

(1)	TOPrS is a registered service mark of Merrill Lynch & Co., Inc. MIPS and QUIDS are registered services marks, and QUIPS is a service mark, owned by Goldman, Sachs & Co. QUIBS is a registered service mark owned by Morgan Stanley & Co. Incorporated. CorTS and PINES are registered service marks owned by Citigroup Global Markets Inc.

bankruptcy of the company. Such securities may provide for circumstances under which the liquidation value may be adjusted back up to par, such as an improvement in capitalization and/or earnings.

Another preferred structure with loss absorption characteristics is the contingent convertible security (sometimes referred to as “CoCo’s”). These securities provide for mandatory conversion into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.

Preferred securities may be subject to changes in regulations and there can be no assurance that the current regulatory treatment of preferred securities will continue.

Floating Rate Securities. The Fund may invest up to 100% of its total assets in floating rate preferred securities, which provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the prime rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rises in interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

Convertible Preferred Securities. Some preferred securities, generally known as convertible preferred securities, provide for an investor option to convert their holdings into common shares of the issuer. These securities may have lower rates of income than other preferred securities, and the conversion option may cause them to trade more like equities than typical fixed income instruments.

DEBT SECURITIES

In addition to investing in preferred securities, the Fund may invest in debt securities. Other debt securities in which the Fund may invest include investments in mortgaged-backed securities, corporate debt securities issued by domestic and non-U.S. corporations and government debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or a non-U.S. Government or its agencies or instrumentalities. Debt securities may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors.

Corporate Debt Obligations. The Fund may invest in, investment grade or below investment grade, U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Fund, its portfolio managers may consider (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and

(f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and, (iii) other considerations deemed appropriate.

U.S. Government Obligations. The Fund may invest in U.S. Government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity.

Obligations of certain agencies and instrumentalities of the U.S. Government; while others are supported by the right of the issuer to borrow from the U.S. Treasury.

Other obligations of certain agencies and instrumentalities of the U.S. Government are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund might not be able to recover their investment from the U.S. Government.

Mortgage-backed and Asset-backed Securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies, as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.

When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return.

Collateralized Mortgage Obligations (CMOs). The Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-

backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually.

CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, and their income streams. CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, an issuer issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Municipal Securities. The Fund may invest in “Municipal Securities,” which includes debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences.

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Fund does not anticipate meeting the requirements under the Code to pass through income from municipal securities as tax free to the Fund shareholders.

Floating Rate Loans. The Fund may invest in senior secured floating rate loans (“Senior Loans”). Senior Loans generally are made to corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions. Senior Loans, which typically hold the most senior position in a Borrower’s capital structure, pay interest at rates that are re-determined periodically on the basis of a floating base lending rate, such as the London Inter-bank Offered Rate (“LIBOR”), plus a premium. This floating rate feature should help to minimize changes in the principal value of the Senior Loans resulting from interest rate changes. The Fund may invest in Senior Loans that are below investment grade quality and are speculative investments that are subject to credit risk.

Senior Loans in which the Fund may invest may not be rated by a rating agency, will not be registered with the Securities and Exchange Commission or any state securities commission and generally will not be listed on any national securities exchange. Therefore, the amount of public information available about Senior Loans will be limited, and the performance of the Fund’s investments in Senior Loans will be more dependent on the analytical abilities of the Advisor than would be the case for investments in more widely rated, registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Advisor may consider, and may rely in part, on analyses performed by others. Moreover, certain Senior Loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Bank Instruments. The Fund may invest in certificates of deposits, time deposits, and bankers’ acceptances from U.S. or foreign banks. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

The Fund may invest in certificates of deposit (Eurodollar CDs) and time deposits (Eurodollar time deposits) of foreign branches of domestic banks. Accordingly, an investment in a Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

BELOW INVESTMENT GRADE SECURITIES

The Fund will, although it is not required to do so, seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB–/BB+. Although a company’s senior debt rating may be BBB–, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB–. Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are subordinated to senior debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments.

The Fund may invest in securities that are rated below investment grade. Securities rated below investment grade are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and these bonds are commonly referred to as “high yield” or “junk” securities. These securities are subject to a greater risk of default. The prices of these lower-grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher-grade securities. Lower-grade securities tend to be less liquid than investment grade securities. The market values of lower-grade securities tend to be more volatile than investment grade securities. A security will be considered to be investment grade if, at the time of investment, such security has a rating of BBB– or higher by Standard & Poor’s ratings Group (S&P) or Fitch Ratings, Inc., “Baa3” or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by a nationally recognized statistical rating agency, or, if unrated, such security is determined by the Advisor to be of comparable quality.

Lower-rated securities, or equivalent unrated securities, may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher-quality debt securities, and the Fund’s ability to achieve its investment objective may, to the extent the Fund is invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of our shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities. New laws and proposed new laws may adversely impact the market for lower-rated securities.

FOREIGN (NON-U.S.) SECURITIES

The Fund may invest without limit in securities of foreign (non-U.S.) companies, which may be non-U.S. dollar denominated. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods. Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income. See Taxation.

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

The Fund may also invest in sponsored and unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and similar depositary receipts. ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, GDRs are designated for use outside the United States. Ownership of ADRs and GDRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

COMPANIES IN THE FINANCIALS SECTOR

Preferred securities in which the Fund invests also may include preferred securities of financial services companies. Companies in the financial services sector include commercial banks, industrial banks, insurance companies, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies and companies providing similar services.

Events that affect the financial services industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, financial services companies can be significantly affected by availability and cost of capital and changes in interest rates, insurance claims activity and general economic conditions. Financial services companies are subject to extensive government regulations, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge and can have a significant impact on profitability. Losses resulting from financial difficulties of borrowers and declines in the value of assets can negatively impact the financial services industries.

The financial services industries are also subject to relatively rapid changes as a result of industry consolidation trends which may result in distinctions between different financial service segments (for example, banking, insurance and brokerage businesses) becoming less clear. In the recent past, the financial services industries have experienced considerable financial distress, which has led to the implementation of government programs designed to ease that distress.

REAL ESTATE COMPANIES

The Fund may invest significantly in the securities of real estate companies and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company also may have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to these properties may be limited.

Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

•

Retail Properties. Retail properties are affected by the overall health of the applicable economy and may be adversely affected by the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

•

Office Properties. Office properties are affected by the overall health of the economy and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel and adverse effects of general and local economic conditions.

•

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including Federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, medical rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition on a local and regional basis.

•

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•

Insurance Issues. Certain real estate companies may carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance with various policy specifications, limits and deductibles.

•	Credit Risk. REITs may be highly leveraged, and financial covenants may affect the ability of REITs to operate effectively.

•

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.

•

Smaller Companies. Even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks.

•

REIT Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Internal Revenue Code of 1986, as amended (the Code). It is possible that the Fund may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.

In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, U.S. REITs could possibly fail to qualify for pass-through of income under the Code, or to maintain their exemptions from registration under the Investment

Company Act of 1940, as amended (the 1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

UTILITY COMPANIES

Utility companies in which the Fund may invest generally are involved in the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; or production, transmission or distribution of oil or natural gas. The Fund may invest significantly in securities of utility companies and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Investing in the utility sector includes the following risks:

•	high interest costs in connection with capital construction and improvement programs;

•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

•	governmental regulation of rates charged to customers;

•	costs associated with compliance with and changes in environmental and other regulations;

•	effects of economic slowdowns and surplus capacity;

•	increased competition from other providers of utility services;

•	inexperience with and potential losses resulting from a developing deregulatory environment;

•

costs associated with reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale and the effects of energy conservation policies, and the potential that costs incurred by the utility, such as the cost of fuel, change more rapidly than the rate the utility is permitted to charge its customers;

•

effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes;

•	technological innovations that may render existing plants, equipment or products obsolete; and

•

potential impact of terrorist activities on utility companies and their customers and the impact of natural or man-made disasters, including events such as the blackout that affected electric utility companies in many Mid-Atlantic and Midwest states in 2003.

Issuers in the utility sector may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on preferred or common stocks. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric or gas utility as well as its expenses.

TELECOMMUNICATIONS AND MEDIA COMPANIES

Telecommunications companies in which the Fund may invest include companies principally engaged in the development, manufacture, or sale of communications services or communications equipment or provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media. Media companies invest create, own, and distribute various forms of printed, visual, audio, and interactive content, as well as information databases that they sell or lease to others. Examples include the Internet, newspaper, magazine, and book publishers, movie and television studios, advertising agencies, radio and television broadcasters, as well as cable television and direct satellite broadcast system operators. Risks of investing in the telecommunications and media sector includes many of the risks of investing in the utilities sector, including government regulation of rates of return and services that may be offered. Telecommunications products and services also may be subject to rapid obsolescence resulting from changes in consumer tastes, intense competition and strong market reactions to technological development.

ENERGY COMPANIES

Energy companies in which the Fund may invest include companies in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, exploration and production spending, the success of exploration projects, tax and other government regulations, weather or meteorological events, world events and economic conditions. The energy industries also may be affected by fluctuations in energy prices, energy conservation, exploration and production spending, government regulations, weather, world events and economic conditions.

HEALTHCARE COMPANIES

Healthcare companies in which the Fund may invest encompass two main groups. The first group includes companies that manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. Events affecting the health care industries include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, are risks in investing in the health care industries.

INDUSTRIAL COMPANIES

Industrial companies that the Fund may invest in include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. These companies may include manufacturers of civil or military aerospace and defense equipment, building components and home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial machinery and industrial components and products, providers of commercial printing services, and companies providing transportation services. A company is in industrial industrial products, services or equipment industries if at the time of investment it is determine that at least 50% of the company’s assets, revenues or profits are derived from these industries.

The industrial products, services and equipment industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

DERIVATIVE INSTRUMENTS

The Fund may, but is not required to, use, without limit, various strategic transactions described below to seek to generate return, facilitate portfolio management and mitigate risks. Although the Advisor may seek to use these kinds of transactions to further the Fund’s investment objective, no assurance can be given that they will achieve this result. The Fund may enter into exchange-listed and over-the-counter put and call options on securities (including securities of investment companies and baskets of securities), indexes, and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions, such as swaps, caps, floors or collars or credit transactions; equity index, total return and credit default swaps; forward contracts; and structured investments. In addition, the Fund may enter into various currency transactions, such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures. The Fund also may purchase and sell derivative instruments that combine features of these instruments. The Fund may invest in other types of derivatives, structured and similar instruments which are not currently available but which may be developed in the future. Collectively, all of the above are referred to as Derivatives Transactions.

Derivatives Transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives Transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of Derivatives Transactions the Fund could lose the entire amount of its investment; in other types of Derivatives Transactions the potential loss is theoretically unlimited.

The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives Transactions. The Fund could experience losses if it were unable to liquidate its position because of an illiquid secondary market. Successful use of Derivatives Transactions also is subject to the ability of the Advisor to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives Transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of Derivatives Transactions may result in losses greater than if they had not been used (and a loss on a Derivatives Transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to Derivatives Transactions may not otherwise be available to the Fund for investment purposes.

The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.

The Fund will be subject to credit risk with respect to the counterparties to certain Derivatives Transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter (OTC) derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. However, many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day and once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit or trading may be suspended. There also is no assurance that sufficient trading interest to create a liquid secondary market on an exchange will exist at any particular time and no such secondary market may exist or may cease to exist. Each party to an OTC derivative bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives because the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Fund will not be a commodity pool (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission). In addition, the Fund has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

CASH RESERVES

The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets. If the Advisor has difficulty finding an adequate number of undervalued equity securities, all or any portion of the Fund’s assets may also be invested temporarily in money market instruments. Cash reserves in excess of 20% of total assets will be maintained for defensive purposes only.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a counterparty, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation.

Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody’s or S&P, certificates of deposit, bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars and money market mutual funds.

In entering into any repurchase agreement for the Fund, the Advisor will evaluate and monitor the creditworthiness of the counterparty. In the event that a counterparty should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal or income, in selling the collateral.

SECURITIES LENDING

The Fund may lend portfolio securities to broker/dealers or other institutions. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the Securities Act), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers, which generally creates a more liquid market for securities eligible for resale under Rule 144A than other types of restricted securities.

The Advisor will monitor the liquidity of restricted securities in the Fund’s portfolio, under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of any issuer. The Fund must designate collateral consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as short sales against the box), the above requirements are not applicable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at cohenandsteers.com or through some other means of public dissemination. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on the Cohen & Steers website, within 60 days after the end of each semi-annual period. These semi-annual holdings are also filed with the Securities and Exchange Commission (the SEC) within 70 days of the end of each semi-annual period, as part of Form N-CSR. Quarterly holdings reports are filed with the SEC within 60 days at the end of the first and third quarters, as part of Form N-Q. In addition, the Fund posts an uncertified list of portfolio holdings on the website, no earlier than 15 days after the end of each calendar quarter. This information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers web site or by calling (800) 330-7348.

The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:

1. The Fund’s portfolio holdings may be disclosed prior to public release to certain third parties (e.g., rating and ranking organizations, financial printers, pricing information vendors, and other research firms) for legitimate business purposes. Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by the Chief Compliance Officer, secretary or assistant secretary of the Fund. Under these circumstances, the Fund’s portfolio holdings may be disclosed to the following third parties: Broadridge, Inc., Charles River Systems, Inc., RR Donnelley Financial, Merrill Corporation, Interactive Data Corporation, Princeton Financial Systems, Inc., RiskMetrics Group, Moody’s and S&P.

2. The Fund’s portfolio holdings may also be disclosed between and among the Fund’s Advisor, distributor, administrator, sub-administrator, custodian, independent registered public accounting firm and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, distributor and administrator and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. The Fund’s Advisor, administrator, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the Fund’s portfolio holdings.

4. The Fund may provide certain information (other than complete portfolio holdings) related to the Fund’s portfolio holdings or derived from the Fund’s portfolio holdings to the media so long as the Fund’s chief compliance officer, or his or her designated representative, determines that the Fund has a legitimate business purpose for disclosing the information and the dissemination cannot be reasonably seen to give the recipient of such information an advantage in trading Fund shares or in any other way harm the Fund or its shareholders. Such information may include a small number of portfolio holdings (including information that the Fund no longer holds a particular security) or general information about the Fund’s portfolio holdings that cannot be used to determine the Fund’s portfolio holdings or any portion thereof. Information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the Fund or is contrary to applicable law.

5. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.

The Fund may from time to time post portfolio holdings on the Cohen & Steers website on a more timely basis than 15 days after calendar quarter-end if warranted by market conditions or other circumstances.

INVESTMENT RESTRICTIONS

The investment objective and the principal investment strategies and investment techniques of the Fund are described in the Prospectuses. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized.

The Fund may not:

1. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund’s total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund’s total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of senior securities for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate or mortgages on real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages acquired on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the financials sector and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

8. Purchase restricted or illiquid securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund’s net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act and determined to be liquid);

9. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Section 12(d)(1) of the 1940 Act, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

10. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

The investment restrictions numbered 1 through 7 in this SAI have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act, to mean the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 8 through 10 above are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its Advisor, administrator, sub-administrator, custodian and Boston Financial Data Services, Inc. (the Transfer Agent). The management of the Fund’s day-to-day operations is delegated to its officers, the Advisor and the administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors.

The Directors and officers of the Fund and their principal occupations during at least the past five years are set forth below. Each such Director and officer also is a Director or officer of some or all of the other seventeen funds in the Cohen & Steers Fund Complex.

Name, Address and Age(1)	Position(s) Held with Fund	Term of Office(2)	Principal Occupation During At Least The Past Five Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served(3)
Interested Directors(4)
Robert H. Steers Age: 57	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and its parent, Cohen & Steers, Inc. (CNS), since 2004. Prior to that, Chairman of the Advisor; Vice President of Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor).	17	Since 1991

Martin Cohen(5) Age: 61	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and CNS since 2004. Prior to that, President of the Advisor; Vice President of the Distributor.	17	Since 1991

(1)	The address for all Directors is 280 Park Avenue, New York, NY 10017.
(2)	On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.
(3)	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.
(4)	“Interested persons,” as defined in the 1940 Act, of the Fund because of the affiliation with the Advisor (Interested Directors).
(5)	Martin Cohen and Bonnie Cohen are unrelated.

(table continued from previous page)

Name, Address and Age(1)	Position(s) Held with Fund	Term of Office(2)	Principal Occupation During At Least The Past Five Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served(3)
Independent Directors
Bonnie Cohen(5) Age: 67	Director	Until Next Election of Directors	Consultant; Board Member, Global Heritage Fund since 2002; Advisory Board member, Posse Foundation since 2004; President, H. Rubenstein Foundation since 1996; Trustee, District of Columbia Public Libraries since 2004; Board member, U.S. Department of Defense Business Board since 2010; Board member, Washington National Opera since 2007; Former Director, Reis, Inc. (real estate analytics firm) from 2003 to 2009; Former member of the Investment Committee, The Moriah Fund from 2002 to 2008; Former Board member, Foundation for Arts and Preservations in Embassies from 2001 to 2009; Former Under Secretary of State for Management, United States Department of State, 1996-2000.	17	Since 2001

George Grossman Age: 56	Director	Until Next Election of Directors	Attorney-at-law.	17	Since 1993

(1)	The address for all Directors is 280 Park Avenue, New York, NY 10017.
(2)	On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.
(3)	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.
(5)	Martin Cohen and Bonnie Cohen are unrelated.

(table continued from previous page)

Name, Address and Age(1)	Position(s) Held with Fund	Term of Office(2)	Principal Occupation During At Least The Past Five Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served(3)
Richard E. Kroon Age: 67	Director	Until Next Election of Directors	Member of Investment Committee, Monmouth University since 2004; Former Director, AmComp (workers’ compensation insurance company) from 1996 to 2003 and from 2004 to 2005; Former Director, Finlay Enterprises (fine jewelry retailing) from 2003 to 2006; Former Director, Prominence Networks (telecom equipment) from 2003 to 2005; Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation from 1981 to 2001. Former chairman of the National Venture Capital Association for the year 2000.	17	Since 2004

Richard J. Norman Age: 66	Director	Until Next Election of Directors	Private Investor. Member, District of Columbia Department of Corrections Chaplains Corps since 2008; Member, Montgomery County, Maryland Department of Corrections Chaplains Corps since 2010; Special Representative, Salvation Army World Service Organization (SAWSO) since 2010; Advisory Board Member, The Salvation Army since 1985; Former President, Executive Committee, Chair of Investment Committee, The Foundation Board of Maryland Public Television from 1997 to 2008. Prior thereto, Investment Representative of Morgan Stanley Dean Witter from 1966 to 2000.	17	Since 2001

(1)	The address for all Directors is 280 Park Avenue, New York, NY 10017.
(2)	On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.
(3)	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.

(table continued from previous page)

Name, Address and Age(1)	Position(s) Held with Fund	Term of Office(2)	Principal Occupation During At Least The Past Five Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served(3)

Frank K. Ross Age: 66	Director	Until Next Election of Directors	Visiting Professor of Accounting, Howard University School of Business since 2004; Board member and Audit Committee Chair and Human Resources and Compensation Committee Member, Pepco Holdings, Inc. (electric utility) since 2004; Former Board Member of NCRIC Group, Inc. (insurance) from 2004 to 2006; Formerly, Midatlantic Area Managing Partner for Assurance Services at KPMG LLP and Managing Partner of its Washington DC offices from 1977 to 2003.	17	Since 2004

Willard H. Smith Jr. Age: 73	Director	Until Next Election of Directors	Board member, Essex Property Trust, Inc. since 1996; Former Board member, Realty Income Corporation from 1996 to 2009; Former Board member, Highwoods Property Trust from 1996 to 2005; Former Board member, Crest Net Lease, Inc. from 1999 to 2009; Formerly, Managing Director at Merrill Lynch & Co., Equity Capital Markets Division, from 1983 to 1995.	17	Since 1996

C. Edward Ward, Jr. Age: 63	Director	Until Next Election of Directors	Member of The Board of Trustees of Manhattan College, Riverdale, New York since 2004; Formerly Director of closed-end fund management for the New York Stock Exchange where he worked from 1979 to 2004.	17	Since 2004

(1)	The address for all Directors is 280 Park Avenue, New York, NY 10017.
(2)	On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.
(3)	The length of time served represents the year in which the Director was first elected or appointed to any fund in the Cohen & Steers Fund Complex.

Each Director has been a Director of the funds in the Cohen & Steers Fund Complex for at least five years. Additional information about each Independent Director (as defined below) follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Director possesses which the Board believes has prepared them to be effective Directors.

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Bonnie Cohen—In addition to her tenure as a Director of various Cohen & Steers funds, Ms. Cohen served as the funds’ lead Independent Director for one year. She has also served in high ranking positions within the federal government for the past 14 years. In addition, Ms. Cohen has served on the boards of several not-for-profit companies and charitable foundations and founded her own consulting firm. She also served on the board of a firm that analyzes the trends of commercial real estate.

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George Grossman—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Grossman has practiced commercial and residential real estate law, real estate development, zoning and complex financing for over 30 years, managing his own law firm. Mr. Grossman also serves as the Chairman of the boards’ Contracts Review Committees since 2004, coordinating the information presented to the boards in connection with the renewal of the funds’ management contracts as well as interacting with the independent third party service provider.

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Richard E. Kroon—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Kroon has served as the complex’s lead Independent Director since 2006, acting as liaison between the boards and the Independent Directors. Mr. Kroon has over 30 years of business experience. In addition, he has served on the boards of several public and private companies, and charitable foundations.

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Richard J. Norman—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Norman has served as the Chairman of the boards’ Governance Committees since 2004, acting as liaison between the Board and the Investment Company Institute. Mr. Norman has over 34 years of investment experience. He served as the Investment Chair of Maryland Public Television for over 10 years, administering various investment opportunities. He serves on various boards of several charitable foundations, including the Salvation Army, where he coordinates and oversees numerous fundraising efforts.

•

Frank K. Ross—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Ross has served as the Chairman of the boards’ Audit Committees since 2004, acting as liaison between the boards and the funds’ independent registered public accountants. Mr. Ross has over 35 years of public accounting and auditing experience. In addition, he is a visiting professor, teaching accounting, auditing and ethics courses at a private university, and serves as the audit committee chairman and a member of the human resources and compensation committees of a public utility company. He was on the Board of NCRIC, Inc. from 2004 to 2006, at which point the company was sold. While on NCRIC’s board, he served on the audit and governance committees.

•

Willard H. Smith Jr.—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Smith has over 45 years of business experience. He currently serves as a board member of a publicly traded real estate investment trust.

•

C. Edward Ward Jr.—In addition to his tenure as a Director of various Cohen & Steers funds, Mr. Ward has over 31 years of industry experience with closed-end investment companies, previously serving as Director of Closed-End Fund Management at the New York Stock Exchange. He also earned a master of business administration degree from Harvard University and currently serves as a trustee of a private university.

The Board believes that the significance of each Director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the board level, with no single Director, or particular factor, being indicative of board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Director’s educational background; business, professional training or practice (e.g., accountancy or law), public service or academic positions; experience from service as a board member (including the boards of the funds in the complex) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Nominating Committee contains certain other specific requirements and factors considered by the Committee in identifying and selecting Director candidates (please see below).

To assist them in evaluating matters under federal and state law, the Directors are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Advisor, and also may benefit from information provided by the Fund’s and the Advisor’s counsel; both Board and Fund counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure. The 1940 Act requires that at least 40% of the Fund’s Directors not be “interested persons” (as defined in the 1940 Act) of the Fund and as such are not affiliated with the Advisor (Independent Directors). To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, over 75% of the Fund’s Directors are Independent Directors. The Chairmen of the Board are interested persons of the Fund, and the Independent Directors have designated a lead Independent Director who chairs meetings or executive sessions of the Independent Directors, reviews and comments on Board meeting agendas, represents the views of the Independent Directors to management and facilitates communication among the Independent Directors and their counsel. The Board has determined that its leadership structure, in which the Independent Directors have designated a lead Independent Director to function as described above is appropriate in light of the services that the Advisor and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

The officers of the Fund (other than Messrs. Cohen and Steers, whose biographies are provided above), their addresses, their ages and their principal occupations during at least the past five years are set forth below.

Name, Address(1) and Age	Position(s) Held with Fund (2)	Principal Occupation During At Least The Past Five Years	Length of Time Served (3)
Adam M. Derechin Age: 45	President and Chief Executive Officer	Chief Operating Officer of the Advisor since 2003 and CNS since 2004.	2005
Joseph M. Harvey Age: 46	Vice President	President and Chief Investment Officer of the Advisor since 2003 and President of CNS since 2004.	2004
William F. Scapell Age: 43	Vice President	Senior Vice President of the Advisor since 2003. Prior to joining the Advisor, he was the chief strategist for preferred securities at Merrill Lynch & Co.	2008
Francis C. Poli Age: 47	Secretary	Executive Vice President, Secretary and General Counsel of the Advisor and CNS since March 2007. Prior thereto, General Counsel of Allianz Global Investors of America LP.	2007
James Giallanza Age: 43	Treasurer and Chief Financial Officer	Senior Vice President of the Advisor since 2006. Prior thereto, Deputy Head of US Funds Administration and Treasurer and CFO of various mutual funds within Legg Mason (formerly Citigroup Asset Management) fund complex from August 2004 to September 2006.	2006
Tina M. Payne Age: 35	Assistant Secretary	Senior Vice President and Associate General Counsel of the Advisor since January 2010 and prior to that Vice President since 2007. Prior thereto, Vice President and Counsel at PFPC Inc. (financial services company) from 2003 to 2007. Associate at Stradley, Ronon, Stevens & Young (law firm) from 2001 to 2003.	2007
Lisa Phelan Age: 41	Chief Compliance Officer	Senior Vice President and Director of Compliance of the Advisor since 2007 and prior to that Vice President since 2006. Prior to that, Compliance Officer of the Advisor since 2004. Chief Compliance Officer of the Distributor since 2004.	2006
Lester Lay Age: 47	Assistant Treasurer	Vice President of the Advisor since 2005. Prior thereto, Vice President of Morgan Stanley Investment Advisors Inc.	2005
Neil Bloom Age 39	Assistant Treasurer	Vice President of the Advisor since August 2008. Prior thereto, Senior Tax Manager at KPMG, LLP (accounting firm) since 2004.	2009

(1)	The address of each officer is 280 Park Avenue, New York, NY 10017
(2)	Officers serve one-year terms. The length of time served represents the year in which the officer was first elected to that position in any fund in the Cohen & Steers Fund Complex. All of the officers listed above are officers of one or more of the other funds in the complex.
(3)	The length of time served represents the year in which the officer was first appointed to any fund in the Cohen & Steers Fund Complex.

All of the officers of the Fund are officers or employees of the Advisor and its affiliates. Their affiliations are provided under their principal business operations.

The following table provides information concerning the dollar range of the Fund’s equity securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex is also set forth below.

	Dollar Range of Equity Securities in the Fund as of December 31, 2009	Aggregate Dollar Range of Equity Securities in the Cohen & Steers Fund Complex as of December 31, 2009*
Robert H. Steers	None	Over $100,000
Martin Cohen	None	Over $100,000
Bonnie Cohen	None	Over $100,000
George Grossman	None	Over $100,000
Richard E. Kroon	None	Over $100,000
Richard J. Norman	None	Over $100,000
Frank K. Ross	None	$50,001-$100,000
Willard H. Smith Jr.	None	Over $100,000
C. Edward Ward, Jr.	None	$10,001-$50,000

Conflicts of Interest. None of the Independent Directors, and none of their immediate family members, own any securities issued by the Advisor, or any person or entity (other than the Fund and other funds in the Cohen & Steers Fund Complex) directly or indirectly controlling, controlled by, or under common control with the Advisor.

BOARD’S ROLE IN FUND GOVERNANCE

Committees. The Fund’s Board of Directors has four standing committees, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee, each of which is composed solely of Independent Directors. All of the Independent Directors are members of the Nominating and Contract Review Committees. The members of the Governance Committee are Messrs. Norman, Ward and Smith. The members of the Audit Committee are Ms. Cohen and Messrs. Ross, Kroon and Grossman.

The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund’s financial reporting process. The functions of the Nominating Committee are to identify individuals qualified to become members of the Board of Directors in the event that a position is vacated or created, to select the Director nominees for any future meeting of shareholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Fund’s shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund’s Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Advisor and to select third parties to provide evaluative reports and other information regarding the services provided by the Advisor to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of Independent Directors for service on the Board and any Board committee.

Board’s Oversight Role in Management. The Board’s role in management of the Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Advisor and its affiliates, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the lead Independent Director, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and the Advisor’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the audit committee chair maintains contact, with the Fund’s independent registered public accounting firm and the Fund’s Treasurer and Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Advisor or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. Each Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Advisor and certain service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. However, it is not possible to eliminate all of the risks to the Funds. The Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Advisor and other service providers to the Fund have adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. However, it is not possible to eliminate all of the risks to the Fund. The Board also receives reports from counsel to the Fund and the Advisor and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments activities.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

The following table sets forth information regarding estimated compensation of the Directors by the Fund for the fiscal year ending December 31, 2010 and the aggregate compensation paid by the Cohen & Steers Fund Complex for the calendar year ended December 31, 2009. Officers of the Fund and Interested Directors do not receive any compensation from the Fund or any other fund in the Cohen & Steers Fund Complex, except for the Chief Compliance Officer, who receives less than $60,000 from any one fund. Prior to October 1, 2009, each Independent Director was paid an annual retainer of $4,500 per fund, and a fee of $500 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In addition, the Cohen & Steers Fund Complex paid the chairs of the Governance Committee and the Contract Review Committee each an annual fee of $10,000, the chair of the Audit Committee an annual fee of $15,000 and the lead Independent Director an annual fee of $50,000. As of October 1, 2009, the Independent Directors are paid by the Cohen & Steers Fund Complex an annual base retainer of $95,000, paid quarterly, and a $10,000 per meeting fee per quarter ($40,000 annually), and such fees are allocated over the Fund Complex based on average net assets of each fund. Additionally, the Audit Committee Chairman is paid $15,000 per year in the aggregate for his service as Chairman of the Audit Committees of the Cohen & Steers Fund Complex, the Contract Review and Governance Committee Chairmen are paid $10,000 per year in the aggregate for their work in connection with the Cohen & Steers Fund Complex and the lead Independent Director is paid $50,000 per year in the aggregate for his service as lead Independent Director of the Cohen & Steers Fund Complex. In the column headed “Total Compensation Paid to Directors by Fund Complex,” the compensation paid to each Director represents the twenty-one funds that each Director served in the fund complex during the year ended December 31, 2009. The Directors do not receive any pension or retirement benefits from the Cohen & Steers Fund Complex.

Name of Person, Position	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex Paid to Directors*
Bonnie Cohen, Director	$438	$136,125
Martin Cohen(1), Director and Co-Chairman	0	0
George Grossman, Director and Contract Review Committee Chairman	470	146,005
Richard E. Kroon, Director and Lead Independent Director	600	185,526
Richard J. Norman, Director and Governance Committee Chairman	470	146,005
Frank K. Ross, Director and Audit Committee Chairman	486	150,946
Willard H. Smith Jr., Director	438	136,125
Robert H. Steers(1), Director and Co-Chairman	0	0
C. Edward Ward, Jr., Director	438	136,125

*	As of September 18, 2009, one of the Cohen & Steers open-end funds was liquidated. As of December 18, 2009, two of the Cohen & Steers closed-end funds were merged into a third, surviving closed-end fund. The liquidation and the mergers resulted in eighteen funds remaining in the Fund Complex as of December 31, 2009. As of March 12, 2010, two of the Cohen & Steers closed-end funds were merged into two separate, surviving closed-end funds, resulting in 16 funds (not including the Fund) remaining in the Fund Complex as of the date of this SAI.
(1)	Interested Director.

PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

As of April 28, 2010, all of the outstanding shares of the Fund were owned by the Advisor, in connection with providing the initial capital for the Fund. The Advisor may be deemed a control person of the Fund until such time as it owns less than 25% of the Fund’s shares.

PRINCIPAL HOLDERS

As of April 28, 2010, the following principal holders owned 5% or more of a Class of shares of the then outstanding shares of capital stock of the Fund as follows:

Name and Address	Fund Classes	Percentage of Total Shares held
Cohen & Steers Capital Management, Inc.	A	100%
280 Park Avenue, 10th floor	C	100%
New York, NY 10017	I	100%

MANAGEMENT OWNERSHIP

As of April 28, 2010, Directors and officers of the Fund as a group owned less than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

Cohen & Steers Capital Management, Inc., a registered investment advisor, located at 280 Park Avenue, New York, New York 10017 is the investment advisor to the Fund. The Advisor is a wholly owned subsidiary of CNS, a publicly traded company whose shares are listed on the New York Stock Exchange under the symbol “CNS”. As of March 31, 2010, the Advisor managed approximately $27.2 billion in assets.

The Advisor was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. Messrs. Cohen and Steers are “controlling persons” of the Advisor on the basis of their ownership of the stock in CNS.

Pursuant to the Investment Advisory Agreement, the Advisor furnishes a continuous investment program for the Fund’s portfolio, and has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations, subject to the general supervision of the Board of Directors of the Fund.

For its services under the Investment Advisory Agreement, the Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net asset value (NAV) of the Fund. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily NAV. Through April 30, 2011, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 0.85% for the Class A shares, 1.50% for the Class C shares and 0.50% for the Class I shares (excluding certain expenses incurred in connection with the Fund’s investments in other investment companies). Fees waived or expenses borne by the Advisor pursuant to the agreement may be reimbursed by the Fund up to three years from the date the fee was waived or expense was incurred. A reimbursement payment (which will not include interest) will not be made if it would cause the Fund to exceed the expense limits stated in this paragraph.

The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the sub-administrator, the Transfer Agent and the custodian, which the Advisor is not required to furnish under the Investment Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

PORTFOLIO MANAGERS

Accounts Managed. The Fund’s portfolio managers (each referred to as a portfolio manager) are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of December 31, 2009, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

Martin Cohen

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	15	$11,284,365,000
Other Pooled Investment Vehicles	37	$7,385,259,000
Other Accounts	45	$3,057,923,000

Robert H. Steers

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	15	$11,284,365,000
Other Pooled Investment Vehicles	37	$7,385,259,000
Other Accounts	45	$3,057,923,000

Joseph M. Harvey

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	15	$11,284,365,000
Other Pooled Investment Vehicles	37	$7,385,259,000
Other Accounts	45	$3,057,923,000

William Scapell

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	7	$5,027,409,000
Other Pooled Investment Vehicles	2	$41,187,000
Other Accounts	10	$499,097,000

Share Ownership. The Fund is a newly organized investment company. Accordingly, as of the date of this SAI, none of the portfolio managers beneficially owns any securities issued by the Fund.

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of the Advisor to allocate investment ideas pro rata to all accounts with the same primary investment objective.

In addition, certain of the portfolio managers may from time to time manage one or more accounts on behalf of the Advisor and its affiliated companies (the CNS Accounts). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of the Advisor however not to put the interests of the CNS Accounts ahead of the interests of client accounts. The Advisor may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if the Advisor, acting in their reasonable judgment and consistent with its fiduciary duties; believe this is appropriate for, and consistent with the objectives and profile of, the client account.

Advisor Compensation Structure. Compensation of the Advisor’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Advisor’s parent, CNS. The Advisor’s investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of their employees. Compensation of the Advisor’s investment professionals is reviewed primarily on an annual basis.

Method to Determine Compensation. The Advisor compensates their portfolio managers based primarily on the total return performance of funds and accounts managed by a portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. The Advisor does have funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of the Advisor varies in line with the portfolio manager’s seniority and position with the firm.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Advisor and CNS. While the annual salaries of the Advisor’s portfolio managers are fixed, cash bonuses and stock based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors.

ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has also entered into an administration agreement with the Fund (the Administration Agreement) under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephones, office equipment and supplies for the Fund; (ii) paying the compensation of the Fund’s officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund’s registration statement, including the Prospectus and SAI, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund’s shareholders, and notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund’s investment portfolio and the publication of the NAV of the Fund’s shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund’s income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of 0.05% of the Fund’s average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund’s Board of Directors, the Advisor has caused the Fund to retain State Street Bank and Trust Company (State Street) as sub-administrator under a fund accounting and administration agreement (the Sub-Administration Agreement). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund’s NAV and preparing these figures for publication; (ii) maintaining certain of the Fund’s books and records that are not maintained by the Advisor, custodian or Transfer Agent; (iii) preparing financial information for the Fund’s income tax returns, proxy statements, shareholders reports, and SEC filings; and (iv) responding to shareholders inquiries. Under the Administration Agreement, the Advisor remains responsible for monitoring and overseeing the performance by State Street of its obligations to the Fund under its Sub-Administration Agreement with the Fund, subject to the overall authority of the Fund’s Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee, computed on the basis of the aggregate net assets of all the funds in the Cohen & Steers Fund Complex at an annual rate equal to 0.03% of the first $2.2 billion in assets, 0.02% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum fee per fund of $120,000. The aggregate fee paid by each of the Fund and the other funds in the Cohen & Steers Fund Complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund’s custodian and transfer agent. See Custodian and Transfer and Dividend Disbursing Agent, below.

DISTRIBUTOR

Cohen & Steers Securities, LLC (the Distributor), located at 280 Park Avenue, New York, New York 10017, serves as the distributor of shares of the Fund. For Class A and Class C, the Distributor receives compensation as described below under Distribution Plan. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

The Distributor is an “affiliated person” of the Advisor, which is itself an affiliated person of the Fund. The Distributor is a wholly-owned affiliate of the Advisor. Those individuals identified above under Management of the Fund as Directors or officers of both the Fund and the Distributor are affiliated persons of both entities.

The Distributor receives a portion of the sales charge imposed on the sale, in the case of Class A shares, or redemption in the case of Class C shares (and in certain cases Class A shares) of Fund shares.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at One Lincoln Street, Boston, Massachusetts 02111, has been retained to act as custodian of the Fund’s investments. Boston Financial Data Services, Inc. provides transfer and dividend disbursing agency services to the Fund. Neither State Street nor the Transfer Agent has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

CODES OF ETHICS

The Funds, the Advisor and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and with respect to the Advisor, Rule 204A-1 under the Investment Advisers Acts of 1940, as amended, that are designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Funds. Each code of ethics, among other things, prohibits personnel of the Advisor and the Distributor from investing in REITs and real estate securities, and initial public offerings; requires pre-approval for transactions in private placements and most other securities transactions (including transactions in Cohen & Steers closed-end funds); and requires a holding period of 60 days for Cohen & Steers open-end funds. The Funds’ Independent Directors are prohibited from purchasing or selling any security if they know or reasonably should know at the time of the transaction that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

PROXY VOTING

The Fund’s Board of Directors has delegated to the Advisor the responsibility for voting proxies on behalf of the Fund, and has determined that the Advisor will vote proxies with respect to those portfolio securities for which they have investment responsibility. The following is a summary of the Advisor’s Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor has three overall objectives in exercising voting rights:

A. Responsibility. The Advisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among their most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor seeks to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor seeks to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting rights, the Advisor follows the general principles set forth below.

•	The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

•	In exercising voting rights, the Advisor hall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

•	Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

•	In exercising voting rights on behalf of clients, the Advisor shall conduct itself in the same manner as if the Advisor was the constructive owner of the securities.

•	To the extent reasonably possible, the Advisor shall participate in each shareholder voting opportunity.

•	Voting rights shall not automatically be exercised in favor of management-supported proposals.

•	The Advisor, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines followed by the Advisor in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor may consider the views of third parties, the Advisor shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor shall consider both short-term and long-term views about a company’s business and prospects, especially in light of their projected holding period on the stock (e.g., the Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed by the Advisor. While these guidelines will provide a framework for the Advisor’s decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor must be guided by their reasonable judgment to vote in a manner that the Advisor deems to be in the best interests of the Fund and its shareholders. In addition, because the regulatory framework and the business cultures and practices vary from region to region, the below general guidelines may be inconsistent in certain circumstances for proxies of issuers of securities in the Asia Pacific region.

Uncontested Director Elections

Votes on director nominees should be made on a case-by-case basis using a “mosaic” approach, where all factors are considered in director elections and where no single issue is deemed to be determinative. For example, a nominee’s experience and business judgment may be critical to the long-term success of the portfolio company, notwithstanding the fact that he or she may serve on the board of more than four public companies. In evaluating nominees, the Advisor considers the following factors:

•	Whether the nominee attended less than 75 percent of the board and committee meetings without a valid excuse for the absences;

•	Whether the nominee is an inside or affiliated outside director and sits on the audit, compensation, or nominating committees;

•	Whether the nominee ignored a significant shareholder proposal that was approved by a (i) majority of the shares outstanding or (ii) majority of the votes cast for two consecutive years;

•

Whether the nominee, without shareholder approval, to the Advisor’s knowledge instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year;

•	Whether the nominee is an inside or affiliated outside director and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees;

•	Whether the nominee is an insider or affiliated outsider on boards that are not at least majority independent;

•	Whether the nominee is the CEO of a publicly-traded company who serves on more than two public boards;

•	Whether the nominee serves on more than four public company boards;

•

Whether the nominee serves on the audit committee where there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls;

•

Whether the nominee serves on the compensation committee if that director was present at the time of the grant of backdated options or options the pricing or the timing of which Advisor believes may have been manipulated to provide additional benefits to executives;

•	Whether the nominee is believed by the Advisor to have a material conflict of interest with the portfolio company; and

•	Whether the nominee (or the overall board) in the Advisor’s view has a record of making poor corporate or strategic decisions or has demonstrated an overall lack of good business judgment.

The Advisor votes on a case-by-case basis for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors. The Advisor recognize the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, the Advisor is also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. Special attention will be paid to companies that display a chronic lack of shareholder accountability.

Proxy Contests

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard such as is normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should also include: the underlying reason why the new slate (or individual director) is being proposed; performance; compensation; corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Reimbursement of Proxy Solicitation Expenses. Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Ratification of Auditors

The Advisor votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and are therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position. Generally, the Advisor votes against auditor ratification and withhold votes from audit committee members if non-audit fees exceed audit fees. The Advisor votes on a case-by-case basis on auditor rotation proposals. Criteria for evaluating the rotation proposal include, but are not limited to: tenure of the audit firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; and any significant audit related issues. Generally, the Advisor votes against auditor indemnification and limitation of liability; however the Advisor recognizes there may be situations where indemnification and limitations on liability may be appropriate.

Takeover Defenses

While the Advisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are their guidelines on change of control issues:

Shareholder Rights Plans. The Advisor acknowledges that there are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders. The Advisor reviews on a case-by-case basis management proposals to ratify a poison pill. The Advisor generally looks for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision and a 20 percent or higher flip-in provision.

Greenmail. The Advisor votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Unequal Voting Rights. Generally, The Advisor votes against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Classified Boards. The Advisor generally votes in favor of shareholder proposals to declassify a board of directors, although the Advisor acknowledges that a classified board may be in the long-term best interests of a company in certain situations. In voting on shareholder proposals to declassify a board of directors, the Advisor evaluates all facts and circumstances surrounding such proposal, including whether the shareholder proposing the de-classification has an agenda in making such proposal that may be at odds with the long-term best interests of the company or whether it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Cumulative Voting. Having the ability to cumulate votes for the election of directors—that is, cast more than one vote for a director about whom they feel strongly—generally increases shareholders’ rights to effect change in the management of a corporation. The Advisor generally supports, therefore, proposals to adopt cumulative voting.

Shareholder Ability to Call Special Meeting. The Advisor votes on a case-by-case basis for shareholder proposals requesting companies to amend their governance documents (bylaws and/or charter) in order to allow shareholders to call special meetings. The Advisor recognizes the importance on shareholder ability to call a special meeting; however, the Advisor is also aware that some proposals are put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

Shareholder Ability to Act by Written Consent. The Advisor generally votes against proposals to allow or facilitate shareholder action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

Shareholder Ability to Alter the Size of the Board. The Advisor generally votes for proposals that seek to fix the size of the board and vote against proposals that give management the ability to alter the size of the board without shareholder approval. While the Advisor recognizes the importance of such proposals, the Advisor is however also aware that these proposals are sometimes put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

Miscellaneous Board Provisions

Board Committees. Boards should delegate key oversight functions, such as responsibility for audit, nominating and compensation issues, to independent committees. The chairman and members of any committee should be clearly identified in the annual report. Any committee should have the authority to engage independent advisors where appropriate at the company’s expense.

Audit, nominating and compensation committees should consist solely of non-employee directors, who are independent of management.

Separate Chairman and CEO Positions. The Advisor will generally vote for proposals looking to separate the CEO and Chairman roles. The Advisor does acknowledge, however, that under certain circumstances, it may be reasonable for the CEO and Chairman roles to be held by a single person.

Lead Directors and Executive Sessions. In cases where the CEO and Chairman roles are combined, Advisor will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).

Majority of Independent Directors. The Advisor votes for proposals that call for the board to be composed of a majority of independent directors. The Advisor believes that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Independent Committees. The Advisor votes for shareholder proposals requesting that the board’s audit, compensation, and nominating committees consist exclusively of independent directors.

Stock Ownership Requirements. The Advisor supports measures requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options.

Term of Office. The Advisor votes against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

Director and Officer Indemnification and Liability Protection. Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Board Size. The Advisor generally votes for proposals to limit the size of the board to 15 members or less.

Majority Vote Standard. The Advisor generally votes for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (charter or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. The Advisor would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

Confidential Voting. The Advisor votes for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. The Advisor also votes for management proposals to adopt confidential voting.

Bundled Proposals. The Advisor reviews on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, the Advisor examines the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, the Advisor votes against the proposals. If the combined effect is positive, the Advisor supports such proposals.

Date/Location of Meeting. The Advisor votes against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

Adjourn Meeting if Votes are Insufficient. Open-end requests for adjournment of a shareholder meeting generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this policy to be carried out; the adjournment request will be supported.

Disclosure of Shareholder Proponents. The Advisor votes for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

Capital Structure

Increase Additional Common Stock. The Advisor generally votes for increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan). Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

•	creates a blank check preferred stock; or

•	establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes regarding shareholder proposals seeking preemptive rights are determined on a case-by-case basis after evaluating:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

For example, it would be difficult to support a shareholder proposal that would require an S&P 500 company with over $1 billion in equity held by thousands of shareholders (with no single shareholder owning a significant percentage of outstanding shares) to implement preemptive rights each time it conducted a new offering. Such a requirement would be impractical and extremely costly. Moreover, at companies with that large of a shareholder base and the ease with which shareholders could preserve their relative interest through purchases of shares on the on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor votes against adoption of a dual or multiple class capitalization structure.

Restructurings/Recapitalizations. The Advisor reviews proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. In voting, the Advisor considers the following issues:

•	dilution—how much will ownership interest of existing shareholders be reduced and how extreme will dilution to any future earnings be?

•	change in control—will the transaction result in a change in control of the company?

•	bankruptcy—generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs. Boards may institute share repurchase or stock buy-back programs for a number of reasons. The Advisor will generally vote in favor of such programs where the repurchase would be in the long-term best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

The Advisor will vote against such programs when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive maneuver or an attempt to entrench management.

Targeted Share Placements. These shareholder proposals ask companies to seek shareholder approval before placing 10% or more of their voting stock with a single investor. The proposals are typically in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case-by-case basis after reviewing the individual situation of the company receiving the proposal.

Executive and Director Compensation

Stock-based Incentive Plans. Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in the analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options or restricted stock, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power. Once the cost of the plan is estimated, it is compared to an allowable industry-specific and market cap-based dilution cap.

If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote—even in cases where the plan cost is considered acceptable based on the quantitative analysis.

The Advisor votes against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by the Advisor).

Approval of Cash or Cash-and-Stock Bonus Plans. The Advisor votes for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code of 1986, as amended (the Code).

Executive Compensation. Executive compensation should be tied to the performance of the executive and the company as well as relevant market conditions. The Advisor feels that the performance criteria and specific amounts and types of executive compensation are best decided by a company’s board of directors and/or its compensation committee and fully disclosed to shareholders.

The Advisor will, however, vote for shareholder proposals that call for shareholders to vote, in a non-binding manner, on executive pay since such vote is non-binding and is merely informative for the board of directors and/or compensation committee. Further, the Advisor generally votes for shareholder proposals that seek additional disclosure of executive and director pay information.

Reload/Evergreen Features. The Advisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (“evergreen”) feature.

Golden Parachutes. The Advisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. The Advisor generally withholds its votes at the next shareholder meeting for directors who to their knowledge approved golden parachutes.

401(k) Employee Benefit Plans. The Advisor votes for proposals to implement a 401(k) savings plan for employees.

Employee Stock Purchase Plans. The Advisor supports employee stock purchase plans, although the Advisor generally believes the discounted purchase price should be at least 85% of the current market price.

Option Expensing. The Advisor votes for shareholder proposals to expense fixed-price options.

Vesting. The Advisor believes that restricted stock awards normally should vest over at least a two-year period.

Option Repricing. The Advisor believes that stock options generally should not be re-priced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Stock Holding Periods. The Advisor generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

Transferable Stock Options. The Advisor reviews on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

Recoup Bonuses. The Advisor votes on a case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

Incorporation

Reincorporation Outside of the United States. Generally, the Advisor will vote against companies looking to reincorporate outside of the U.S.

Voting on State Takeover Statutes. The Advisor reviews on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions). In voting on these shareholder proposals, the Advisor evaluates all facts and circumstances surrounding such proposal, including whether the shareholder proposing such measure has an agenda in making such proposal that may be at odds with the long-term best interests of the company or whether it would be in the best interests of the company to thwart a shareholder’s attempt to control the board of directors.

Voting on Reincorporation Proposals. Proposals to change a company’s state of incorporation are examined on a case-by-case basis. In making their decision, the Advisor reviews management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

Mergers and Corporate Restructurings

Mergers and Acquisitions. Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

The Advisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor supports proposals that seek to lower super-majority voting requirements.

Nonfinancial Effects of a Merger or Acquisition. Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. The Advisor generally votes against proposals to adopt such charter provisions. The Advisor feels it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

Corporate Restructuring. Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

Spin-offs. Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales. Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations. Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights. The Advisor votes for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

Changing Corporate Name. The Advisor votes for changing the corporate name.

Social Issues

The Advisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the Advisor believes the proposal has significant economic implications.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filings are available (i) without charge, upon request, by calling the Fund toll-free at (800) 437-9912 and (ii) on the SEC’s website (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on U.S. and non-U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees. In accordance with procedures approved by the Board, and subject to their supervision, the Fund may purchase securities in offerings for which an affiliate of the Advisor receives a fee for serving as placement agent to the issuer. The Advisor will only cause the Fund to engage in these transactions if the Advisor deems such participation to be in the best interests of the Fund. In certain circumstances, regulatory restrictions may prevent the Fund from purchasing securities in an offering in which an affiliate serves as placement agent of the issuer, and the Fund’s inability to participate could be deemed to be to the detriment of the Fund.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered.

In addition, the Advisor may receive research services from a broker in connection with initiating portfolio transactions for the Fund. Research services include pricing and market data services. The Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor, as the case may be, determines in good faith that the commission was reasonable in relation to the value of the research service provided.

Research and investment information is provided by brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and their affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor’s expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor’s expenses in a determinable amount.

The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its respective judgment of the best interests of the Fund and its shareholders. The Advisor may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which the Fund would be obligated to pay (such as custodial and professional fees).

ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

The Fund was incorporated on February 22, 2010 as a Maryland corporation and is authorized to issue 600 million shares of Common Stock, $.001 par value. The authorized shares of the Fund are currently divided into three classes designated Class A Common Stock, Class C Common Stock and Class I Common Stock. The Fund shall, to the extent permitted by applicable law, have the right, at its option, at any time to redeem shares owned by any shareholder of any class if the Board of Directors has determined that it is in the best interests of the Fund to redeem the shares. The Fund’s shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that affects only that class, including any matter that relates to that class’ Distribution Plan and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and non-assessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund’s Articles of Incorporation and By-Laws as amended and supplemented from time to time.

The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Board of Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would be governed by the 1940 Act and Maryland law.

DEALER REALLOWANCES

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.25%	2.30%	1.75%
$1 million or more	None	None	None †

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.
†	See “Other Share Information.”

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a distribution plan adopted by the fund’s board of directors. Under the Distribution Plan, the Fund will pay to the Distributor, as compensation for acting as principal underwriter of the Fund’s shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25% and 0.75% of the average net assets of the Fund attributable to Class A shares and Class C shares, respectively. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance and (ii) for other expenses such as advertising costs and the payment for printing and distribution of prospectuses to prospective investors. The Class I shares do not participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its Class A and Class C shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

Under the Distribution Plan, the Fund’s Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office.

The Distribution Plan may be terminated at any time by a vote of the shareholders or by vote of the Independent Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the Board of Directors, and by the vote of the Independent Directors cast in person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the Independent Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the Financial Industry Regulatory Authority (FINRA), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

SHAREHOLDER SERVICES PLAN

The Fund has adopted a shareholder services plan, pursuant to which the Fund pays the Distributor a fee at an annual rate of up to 0.10% of the average daily NAV of the Fund’s Class A and up to 0.25% of the average daily NAV of the Fund’s Class C shares for shareholder account service and maintenance. Under this plan, the Fund or the Distributor may enter into agreements with qualified financial institutions to provide these shareholder services, and the Distributor is responsible for payment to the financial institutions. Services provided may vary based on the services offered by your financial institution and the class of shares in which you invest.

Under the shareholder service plan, the Fund’s Treasurer reports quarterly the amounts of the payments. During the continuance of the shareholder services plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office.

DETERMINATION OF NET ASSET VALUE

NAV per share of each class is determined by the Fund on each day the NYSE is open for trading.

We calculate our NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for the Class I shares by dividing the Class I’ share of the net assets of the Fund (i.e. its assets less liabilities) by the total number of Class I shares then outstanding.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Investments in open-end mutual funds are valued at their closing net asset value.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES

As discussed in the Prospectus for Class A shares, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his or her dealer, the Transfer Agent or the Distributor of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any “person,” which term includes an individual, his or her spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares may be purchased at a reduced sales charge by a “person” (as defined above) who is already a shareholder of the Fund and/or a shareholder of other Cohen & Steers open-end funds that impose initial sales charges (Eligible Funds) by taking into account not only the amount then being invested, but also the current NAV of the shares of the Fund and other Eligible Funds already held by such person. If the current NAV of the qualifying shares already held plus the NAV of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his or her dealer, the Transfer Agent or the Distributor at the time of purchase that he or she wishes to take advantage of such entitlement, and give the numbers of his or her account, and those accounts held in the name of his or her spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the Letter) set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their NAV on the date the Letter is executed or their cost.

No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his or her dealer, the Transfer Agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor’s purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV without regard to investment amount (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client, (iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and (v) to retirement and deferred compensation plans provided that (a) such plan has total assets of at least $1 million and (b) such plan has at least 50 participating employees. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at NAV to current officers, Directors and employees (and their immediate families) of the Fund, the Advisor and its affiliates, and the Distributor, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and Transfer Agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons.

CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under Contingent Deferred Sales Charges—Class C Shares. In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption

*	For items 3 and 5, a Signature Validation Program stamp (SVP) will be accepted from any member of the Securities Transfer Agent Medallion Signature Program (STAMP) in lieu of a medallion signature guarantee. When using SVP to change banking instructions, a shareholder must wait 30 days from the date of the change before redeeming shares to the newly updated bank file; however, using a STAMP 2000 Medallion signature guarantee will not cause such a delay.

represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70  1/2 , or (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative. In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge. Please see the Class I Prospectus for a further discussion of Class I shares.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any contingent deferred sales charge or redemption fee will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Cohen & Steers open-end fund, or in connection with a similar reorganization transaction.

SIGNATURE GUARANTEES

In addition to the circumstances listed in the prospectus, the Fund requires signature guarantees for the following:

1. When shares are transferred to a new owner.

2. When certificated (issued) shares are redeemed, exchanged or transferred.

3. To establish any Automated Clearing House (ACH) service or to amend banking information on an existing ACH service.*

4. When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established prior to the transaction request.

5. When an address is updated on an account which has been coded “Do Not Mail” because mail has been returned as undeliverable. A mailing address and residential address must be provided.*

6. For any other instance whereby the Fund or its Transfer Agent deems it necessary as a matter of prudence.

The Fund reserves the right to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

The Fund will accept a signature guarantee from its principal underwriter, or any eligible guarantor institution (including any bank, savings association, credit union, exchange, or broker firm) that is a member of the STAMP, the New York Exchange Medallion Signature Program (MSP), or the Stock Exchanges Medallion Program (SEMP). The surety bond coverage amount of the guarantee must equal or exceed the amount of the transaction or transactions that are being authorized. If more than one signature is required, each signature must be signature guaranteed. The Fund will not accept a signature guarantee that has been amended or limited in any way. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

The signature guarantee requirements do not apply to transactions or instructions that are communicated to the Fund through NSCC Fund/SERV or Networking by broker-dealers or other financial institutions that have entered into a Fund/SERV or Networking Agreement with the Fund or the Fund’s agent. Broker-dealers and other institutions that process transactions through Fund/SERV or Networking are responsible for obtaining the permission of their clients to process such transactions and for ensuring that such transactions are processed properly. The Fund does not have any responsibility for obtaining any documentation from such financial institutions to demonstrate that their clients have authorized the transactions or instructions.

The signature guarantee policies of the Fund may be amended at any time without prior notice.

OTHER INFORMATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries as compensation for distribution, administrative or other services (Additional Payments). These Additional Payments are in addition to the compensation these intermediaries receive from sales commissions, distribution fees and shareholder service fees, as described in the Prospectus. These Additional Payments may take the form of, among other things, “due diligence” payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; payments for the sale of shares and/or the maintenance of share balances; and fees for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing fees paid by the Fund. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary.

The Advisor and Distributor may from time to time pay additional cash or non-cash incentives to intermediaries in connection with the sale of shares of the Fund, subject to applicable rules of FINRA. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or non-cash incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may include payment for attendance at seminars or payment for occasional meals, sporting events, theater performances or comparable entertainment. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND

The Fund has elected to be treated as and intends to qualify annually as, a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to a regulated investment company, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each, a Qualified Publicly Traded Partnership); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (which includes among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but determined without regard to the deduction for dividend paid) and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for such taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement, described below, are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, unless the Fund elects to use a calendar year, and (3) any ordinary income and capital gain net income for previous years that was not distributed during those years.

If for any taxable year the Fund does not qualify as a regulated investment company or satisfy the 90% distribution requirement, all of its taxable income (including its net capital gain) will be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

DISTRIBUTIONS

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income to the extent of the Fund’s earnings and profits. For taxable years beginning on or before December 31, 2010, qualified dividend income received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from “qualified foreign corporations” although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. For the Fund to receive qualified dividend income, the Fund must meet certain holding period requirements for the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2010. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to qualified dividend income, nor can there be any assurance as to what portion, if any, of the Fund’s distributions will be entitled to the lower tax rates that apply to qualified dividend income.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Dividends designated by the Fund and received by corporate shareholders of the Fund will qualify for the dividends received deduction (the DRD) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations (other than REITs) for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (ii) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or by application of the Code.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder will (i) be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, (ii) receive a refundable tax credit for his or her pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit.

Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund which a shareholder holds as a capital asset, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the Fund held for 90 days or less for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes to the extent an otherwise applicable sales charge on the purchase of the newly-acquired shares is reduced pursuant to the reinvestment right. Instead, the sales charge for the exchanged Fund shares shall be added to the cost basis of the newly-acquired shares for purposes of determining gain or loss on the disposition of such newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction within 90 days. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) with substantially similar shares within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

If a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service (IRS) a disclosure statement on Form 8886.

Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

NATURE OF FUND’S INVESTMENTS

Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income under the 90% annual gross income test described above. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the original issue discount) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if the Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

MARKET DISCOUNT BONDS

Gains derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Section 1234 of the Code. Pursuant to Section 1234 of the Code, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security, and any resulting gain or loss will be capital gain or loss and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the Fund may invest are “Section 1256 contracts” governed by Section 1256 of the Code. Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31, unless the Fund elects to use a calendar year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed prior to the end of the 30th day after the close of the taxable year, if certain conditions are met.

INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

INVESTMENT IN NON-U.S. SECURITIES

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for “creditable” taxes to flow-through. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

FOREIGN CURRENCY TRANSACTIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in U.S. REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, the excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. The Advisor does not intend on behalf of the Fund to invest in U.S. REITs, a substantial portion of the assets of which generates excess inclusion income.

PASSIVE FOREIGN INVESTMENT COMPANY

The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (PFICs). In general, a foreign corporation is classified as a PFIC if at least one-half of the average value of its assets held during the taxable year constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any marked-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net marked-to-market gains included in income in prior years.

Under either election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

Dividends from a PFIC and certain other foreign corporations are not eligible for treatment as “qualified dividend income.” See “Distributions” above for a discussion regarding the taxation of qualified dividend income.

Certain other “anti-deferral” rules could apply to the extent the Fund owes 10% or more of the voting powers of the voting stock of a “controlled foreign corporation.”

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

U.S. taxation of income from the Fund to a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a foreign shareholder) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholders (see Taxation—Investment in Real Estate Investment Trusts above), which tax is generally withheld from such distributions. Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption (generally by providing an IRS Form W-8BEN).

If the Fund is a “U.S. real property holding corporation,” or would be but for the operation of certain exclusions, distributions by the Fund that are both attributable to gains from “U.S. real property interests” and realized on account of certain capital gain dividends from REITs, will generally cause the foreign shareholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States (subject to the rules described below for effectively connected income). Generally, the Fund is required to withhold at a 35% rate on a distribution to a foreign shareholder attributable to such gains, and such a distribution may subject a foreign shareholder to a U.S. tax filing obligation and may create a branch profits tax liability for foreign corporate shareholders. Under a de minimis exception to the rule described above, if a foreign shareholder has not held more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution, the foreign shareholder is not treated as receiving a distribution attributable to gains from U.S. real property interests derived through REITs, but is, instead, treated as receiving an ordinary distribution subject to U.S. tax at the rate of 30% (or lower treaty rate).

Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder’s shares of the Fund will ordinarily be exempt from U.S. tax unless (i) in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign shareholder held such shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a U.S. real property holding corporation and the foreign shareholder actually or constructively held more than 5% of the Fund’s shares. In the latter event the gain would be taxed in the same manner as for a U.S. shareholder, as discussed above. A corporation is a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Foreign shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisors regarding the application of the foregoing rule.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.

Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

The Hiring Incentives to Restore Employment Act. Under recently enacted legislation that is generally effective in respect of payments made after December 31, 2012, certain payments of U.S. source interest, dividends, and other fixed or determinable annual or periodical gains, profits and income, as well as gross proceeds from the sale or disposition of property of a type that can produce U.S. source dividends and interest (all such payments, “withholdable payments”), which are made to a “foreign financial institution,” which term may include certain foreign shareholders, may be subject to a 30% withholding tax, if the foreign financial institution does not, among other things, comply with prescribed due diligence requirements necessary to determine which of its accounts (including equity interests in the foreign financial institution) are held by specified United States persons or United States owned foreign entities (such accounts, “United States accounts”), and prescribed reporting requirements in respect of its United States accounts. Further, a 30% withholding tax may apply in respect of payments by a foreign financial institution to certain account holders that do not comply with reasonable information requests aimed at enabling the foreign financial institution to identify its United States accounts and meet applicable reporting obligations. The legislation further imposes a 30% withholding tax on certain payments to non-financial foreign entities. The scope of this new legislation is not entirely clear and no assurance can be given that some or all of the income of the Fund and certain of its shareholders will not be subject to any of the new withholding taxes or that information will not be required to be reported to the IRS in respect of a shareholder’s interest in the Fund. To comply with the requirements of the new legislation, the Fund may, in appropriate circumstances, require shareholders to provide information and tax documentation regarding their direct and indirect owners.

The new legislation also imposes information reporting requirements on individuals (and, to the extent provided in future regulations, certain domestic entities) that hold any interest in a “specified foreign financial asset” if the aggregate value of all such assets held by such individual exceed $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect of understatements of tax attributable to undisclosed foreign financial assets. This information reporting requirement is generally applicable for taxable years beginning after March 18, 2010. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisers as to whether reporting may be required in respect of their indirect interests in the investments of the Fund.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, located at 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the Fund.

PricewaterhouseCoopers LLP has been appointed as the independent registered public accounting firm for the Fund. The address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The Fund’s statement of assets and liabilities presented below has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 27, 2010

Assets:
Cash	$100,275

Net Assets:	$100,275

CLASS A SHARES:
NET ASSETS	$1,146
Shares issued and outstanding ($0.001 par value common stock outstanding)	100

Net asset value and redemption price per share	$11.46

Maximum offering price per share ($11.46 ÷ 0.955)(a)	$12.00

CLASS C SHARES:
NET ASSETS	$1,146
Shares issued and outstanding ($0.001 par value common stock outstanding)	100

Net asset value and offering price per share	$11.46

CLASS I SHARES:
NET ASSETS	$97,983
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,550

Net asset value, offering and redemption value per share	$11.46

(a)	On investments of $100,000 or more, the offering price is reduced

NOTES TO FINANCIAL STATEMENTS

NOTE 1: ORGANIZATION

Cohen & Steers Preferred Securities and Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a non-diversified open-end management investment company. The Fund has been inactive since that date except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of common stock (“Shares”) under the Securities Act of 1933, and the sale of 100 shares each of Class A and Class C, and 8,550 shares of Class I (“Initial Shares”) for $100,275 to Cohen & Steers Capital Management, Inc. (the “Advisor”). The proceeds of such Initial Shares in the Fund were held in cash. There are 600,000,000 shares of $0.001 par value common stock authorized.

Estimated organizational expenses of the Fund of approximately $80,000 incurred prior to the offering of the Fund’s shares will be absorbed by the Advisor. It is currently estimated that the Advisor will incur approximately $136,000 in offering costs. The Advisor has agreed to absorb all offering costs.

NOTE 2: ACCOUNTING POLICIES

The preparation of the financial statement in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 3: INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the Investment Advisory Agreement). Under the terms of the Investment Advisory Agreement, the Advisor provides the Fund with the day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund’s Board of Directors. For the services provided to the Fund, the Advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

In addition to paying organizational expenses discussed in Note 1, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s operating expenses at 0.85% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This agreement will expire on April 30, 2011.

The Fund has entered into an administration agreement with the Advisor under which the Advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the Fund’s average daily net assets. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Shares of the fund are distributed by Cohen & Steers Securities, LLC (the “Distributor”), an affiliated entity of the Advisor. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the Distributor a fee accrued daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

The Fund has adopted a shareholder services plan pursuant to which the Fund pays the Distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund’s Class A shares and up to 0.25% of the average daily net asset value of the Fund’s Class C shares. The Distributor is responsible for paying qualified financial institutions for shareholder services.

Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors of

Cohen & Steers Preferred Securities and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Cohen & Steers Preferred Securities and Income Fund, Inc. (the “Fund”) at April 27, 2010, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2010

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(i) Articles of Incorporation (*)

(ii) Articles of Amendment (*)

(b)	By-Laws (1)

(c)	The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH and Article EIGHTH) and the Registrant’s By-Laws (Article II and Article VI).

(d)	(i) Form of Investment Advisory Agreement (*)

(ii) Form of Expense Limitation Agreement (*)

(e)	(i) Form of Distribution Agreement (*)

(ii) Form of Shareholder Services Plan (*)

(f)	Not Applicable

(g)	Form of Custodian Agreement and Form of Inclusion Letter (*)

(h)	(i) Form of Administration Agreement between the Fund and the Advisor (*)

(ii) Form of Administration Agreement between the Fund and State Street Bank and Trust Company and Form of Inclusion Letter (*)

(iii) Form of Transfer Agency and Service Agreement (*)

(i)	(i) Opinion and Consent of Stroock & Stroock & Lavan LLP (*)

(ii) Opinion and Consent of Venable LLP (*)

(j)	Consent of Independent Registered Public Accounting Firm(*)

(k)	Not Applicable

(l)	Form of Investment Representation Letter (*)

(m)	Distribution Plan (*)

(n)	Multiple-Class Plan (*)

(p)	Code of Ethics of the Fund, Advisor, Subadvisor and Distributor (*)

(q)	Powers of Attorney (*)

(1)	Filed with Initial Registration Statement on Form N-1A (the “Registration Statement”) dated February 23, 2010 and incorporated by reference herein.
(*)	Filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

It is the Registrant’s policy to indemnify its directors and officers to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s Articles of Incorporation, filed as Exhibit (a), and Article VIII, Section 1, of the Registrant’s By-Laws, filed as Exhibit (b). The liability of the Registrant’s directors and officers is dealt with in Article EIGHTH of Registrant’s Articles of Incorporation and Article VIII, Section 1 through Section 6, of the Registrant’s By-Laws. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment advisor (the “Advisor”), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, filed as Exhibit (d) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant’s distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of the Distribution Agreement filed as Exhibit (e) to this Registration Statement.

Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the Registrant’s shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

This information is set forth under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement.

The following is a list of the directors and officers of the Advisor. Unless otherwise indicated, none of the persons listed below has had other business connections of a substantial nature during the past two fiscal years other than as stated in the Prospectus forming Part A of this Registration Statement or in response to Item 32(b) below.

Name	Title	Other Business/Position Held/Dates
Robert H. Steers	Co-Chairman and Co-Chief Executive Officer, Director	*

Martin Cohen	Co-Chairman and Co-Chief Executive Officer, Director	*

Joseph M. Harvey	President	*

Adam M. Derechin	Executive Vice President and Chief Operating Officer	*

Matthew S. Stadler	Executive Vice President and Chief Financial Officer	*

Frank Poli	Executive Vice President, General Counsel	Quantum Sphere, Inc., Board of Directors, 2006 - present

Douglas R. Bond	Executive Vice President	*

William J. Frischling	Executive Vice President	*

Stephen Dunn	Executive Vice President	*

William F. Scapell	Senior Vice President, Director of Fixed Income Investments	*

Robert Becker	Senior Vice President	*

Thomas Bohjalian	Senior Vice President	*

Yigal Jhirad	Senior Vice President	*

James Giallanza	Senior Vice President	*

Bernard Doucette	Senior Vice President and Chief Accounting Officer	*

Richard E. Helm	Senior Vice President	*

Norbert Berrios	Senior Vice President	*

Salvatore Rappa	Senior Vice President and Associate General Counsel	*

Lisa Phelan	Senior Vice President and Director of Compliance	*

Tina M. Payne	Senior Vice President and Associate General Counsel	*

Michele Nolty	Senior Vice President	*

Terrance R. Ober	Senior Vice President	*

Robert Tisler	Senior Vice President	*

Frank Zukowski	Senior Vice President	*

David Edlin	Senior Vice President	AllianceBernstein Investments, National Sales Manager, 2006 - 2008

Steven Buckridge	Senior Vice President	Bear Stearns & Co. Inc., Senior Managing Director, 2000 - 2008

Stephen Coyle	Senior Vice President	Citigroup Property Investors, Managing Director, 2002 - 2008

Scott Crowe	Senior Vice President	*

Brooks Hamblett	Senior Vice President	*

Christopher Henderson	Senior Vice President	Bear Stearns, Managing Director, 2005 - 2008

James McAdams	Senior Vice President	*

Charles McKinley	Senior Vice President	*

Nancy Norton	Senior Vice President	*

Matthew Pace	Senior Vice President	Pace Metals, Inc., Vice President. 1996 – present; Pace Glass, Inc., Vice President, 1996 - present

Edward Rieger	Senior Vice President	*

Shui Seto	Senior Vice President	*

Todd Voigt	Senior Vice President	Cliffwood Partners LLC, Senior Vice President, Portfolio Manager, 1997 - 2008

Ben Morton	Senior Vice President	*

Matthew Karcic	Senior Vice President	*

John Cheigh	Senior Vice President	*

Sandra Morgan	Vice President	*

Neil Bloom	Vice President	KPMG LLP, Senior Tax Manager, 2004 - 2008

Anatoliy Cheravach	Vice President	*

Austin Fagan	Vice President	*

Julie Fordyce	Vice President	*

Mary Gordon	Vice President	JPMorgan Chase & Co., Vice President, 1998 - 2008

Janet Haley	Vice President	*

Stephen Lavine	Vice President	Credit Suisse, Consultant, 2009 – 2010 Goldman Sachs, Vice President, 2005 – 2008

Theodore Holder	Vice President	Principal Global Investors, Director, Senior Investment Specialist, Mid-Atlantic, 2008 – 2009 Nuveen Investments, Vice President, Advisor Consultant, 1998 – 2008

Andrew Humble	Vice President	None during the past two fiscal years.

Jason Williams	Vice President	WisdomTree Asset Management, Inc., Regional Director, 2007-2010

Joseph Williams	Vice President	Evergreen Investments, Regional Vice President, 2008-2009

Adam Johnson	Vice President	*

Stephen Joslin	Vice President	Merrill Lynch, Vice President, 2000 - 2008

Joanna Kennedy	Vice President	*

Lester Lay	Vice President	*

Jamelah Leddy	Vice President	*

Michael Loftus	Vice President	*

Kevin Lotti	Vice President	*

Mark Miness	Vice President	Wellington Management Company, Associate Director, 2004 - 2008

Erica Piserchia	Vice President	*

Ronald Pucillo	Vice President	*

Kim Spellman	Vice President	*

Dev Subhash	Vice President	Citigroup, Inc., Vice President, Assistant Portfolio Manager, 1999 - 2008

Stephen Tone	Vice President	*

Thomas Watkins	Vice President	*

Pascal van Garderen	Vice President	*

Elaine Zaharis-Nikas	Vice President	*

Luis Polit	Vice President	*

Ted Valenti	Vice President	*

Antonia Montanari	Vice President	*

Michael DeGroff	Vice President	*

Scott Dwyer	Vice President	*

Jonathan Geurkink	Vice President	*

Gary Kessler	Vice President	*

Deborah Krisbergh	Vice President	*

Jiang Xin	Vice President	*

Jason Yablon	Vice President	*

Samantha Yablon	Vice President	*

Jamie Zimmerman	Vice President	*

Patrick Evans	Vice President	BlackRock, Inc., Vice President, 2006 – 2009

Matthew McAvoy	Vice President	Forum Securities LLC, Vice President, 2009 Citi Property Investors, A Division of Citi Alternative Investments, Vice President, 2005 – 2009

Mark Dickinson	Vice President	Legg Mason, Inc., Vice President, 2001 - 2009

Michael Miller	Vice President	Denver Investment Advisors, LLC, Vice President, 1998-2008 Legg Mason, Inc., Vice President, 2008 - 2009

Damien Porras	Vice President	AllianceBernstein, Vice President, 2004 - 2010

Julia Chin	Vice President	*

Gustaf Colliander	Vice President	*

Colleen Dean	Vice President	*

Judy Diaz	Vice President	Truesoft, Inc., President, 2006 - present

William Formosa	Vice President	*

Heather Kaden	Vice President	*

Matthew Kirschner	Vice President	*

Yue Zhang	Vice President	*

Item 32.	Principal Underwriters

(a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company (in addition to the Registrant) for which Cohen & Steers Securities, LLC acts as principal underwriter are:

Cohen & Steers Asia Pacific Realty Shares, Inc.

Cohen & Steers Dividend Value Fund, Inc.

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Institutional Global Realty Shares, Inc.

Cohen & Steers Institutional Realty Shares, Inc.

Cohen & Steers International Realty Fund, Inc.

Cohen & Steers Realty Income Fund, Inc.

Cohen & Steers Realty Shares, Inc.

Cohen & Steers Global Infrastructure Fund, Inc.

(b) The following are directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 280 Park Avenue, New York, New York 10017.

Name	Position and Offices with Distributor	Position and Offices with Registrant
Robert H. Steers	Vice President	Co-Chairman and Director

Martin Cohen	Vice President	Co-Chairman and Director

Adam M. Derechin	Vice President	President and Chief Executive Officer

Douglas Bond	Vice President	None

Stephen Dunn	Vice President	None

Francis C. Poli	President and Chief Legal Officer	Secretary

Matthew Stadler	Chief Financial Officer and Treasurer	None

Lisa D. Phelan	Vice President and Chief Compliance Officer	Chief Compliance Officer

Tina M. Payne	Secretary	Assistant Secretary

Salvatore Rappa	Assistant Secretary	None

(c) Not Applicable.

Item 33.	Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Administrator and Custodian, State Street Bank and Trust Company. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of April, 2010.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/S/ ADAM M. DERECHIN
Adam M. Derechin President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/S/ ADAM DERECHIN (ADAM DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	April 28, 2010

By:	/S/ JAMES GIALLANZA (JAMES GIALLANZA)	Treasurer (Principal Financial and Accounting Officer)	April 28, 2010

By:	/S/ MARTIN COHEN (MARTIN COHEN)	Co-Chairman and Director	April 28, 2010

By:	/S/ ROBERT H. STEERS (ROBERT H. STEERS)	Co-Chairman and Director	April 28, 2010

*		Director	April 28, 2010
(Bonnie Cohen)

*		Director	April 28, 2010
(George Grossman)

*		Director	April 28, 2010
(Richard E. Kroon)

*		Director	April 28, 2010
(Richard J. Norman)

*		Director	April 28, 2010
(Frank K. Ross)

*		Director	April 28, 2010
(Willard H. Smith Jr.)

*		Director	April 28, 2010
(C. Edward Ward, Jr.)

*By:	/S/ MARTIN COHEN	Director	April 28, 2010
Martin Cohen Attorney-in-Fact*

EXHIBIT INDEX

(a)(i)	Articles of Incorporation

(a)(ii)	Articles of Amendment

(d)(i)	Form of Investment Advisory Agreement

(d)(ii)	Form of Expense Limitation Agreement

(e)(i)	Form of Distribution Agreement

(e)(ii)	Form of Shareholder Services Plan

(g)	Form of Custodian Agreement and Form of Inclusion Letter

(h)(i)	Form of Administration Agreement between the Fund and the Advisor

(h)(ii)	Form of Administration Agreement between the Fund and State Street Bank and Trust Company and Form of Inclusion Letter

(h)(iii)	Form of Transfer Agency and Service Agreement

(i)(i)	Opinion and Consent of Stroock

(i)(ii)	Opinion and Consent of Venable

(j)	Consent of PricewaterhouseCoopers LLP

(l)	Form of Investment Representation Letter

(m)	Distribution Plan

(n)	Multiple Class Plan

(p)	Code of Ethics

(q)	Power of Attorneys